United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-1

(Investment Company Act File Number)

Federated Hermes Global Allocation Fund

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/20

Date of Reporting Period: 11/30/20

Item 1.	Reports to Stockholders

Annual Shareholder Report
November 30, 2020

Share Class | Ticker	A | FSTBX	B | FSBBX	C | FSBCX
	R | FSBKX	Institutional | SBFIX	R6 | FSBLX

Federated Hermes Global Allocation Fund
(formerly, Federated Global Allocation Fund)
Fund Established 1934

Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from December 1, 2019 through November 30, 2020.
While Covid-19 continues to present challenges to our lives, families and businesses, I want you to know that Federated Hermes remains dedicated to helping you successfully navigate the markets ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Management’s Discussion of Fund Performance (unaudited)
The total return of Federated Hermes Global Allocation Fund (the “Fund”), based on net asset value for the 12-month reporting period ended November 30, 2020, was 10.70%, 9.83%, 9.87%, 10.31%,11.06% and 11.04% for the Fund’s Class A Shares, Class B Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 shares, respectively. The total return of the Fund’s Blended Index1,2 was 12.97%, and the total return of the Morningstar World Allocation Funds Average (MWAFA)3 was 5.36% for the same period. The Fund’s Blended Index was composed of 60% of the return of the MSCI All Country World Index (MSCI ACWI) and 40% of the return of the Bloomberg Barclays Global Aggregate Index. The Fund’s and MWAFA’s total returns for the most recently completed fiscal year reflect actual cash flows, transaction costs and other expenses, which were not reflected in the total return of any index.
The following discussion will focus on the performance of the Fund’s Institutional Shares relative to the Blended Index.
MARKET OVERVIEW
Equities
The reporting period began with equities marching towards all-time highs on the strength of the longest economic expansion in U.S. history. Unemployment in the U.S. hit half-century lows of 3.5%, and prospects for growth improved in the wake of a Phase I trade deal that promised to ease tensions between the world’s two largest economies, the U.S. and China.
Then the Covid-19 pandemic hit, and unemployment quickly surged to the highest levels since World War II. Oil prices turned negative driven by plummeting demand and a price war between Russia and Saudi Arabia, and the global economy fell into one of the deepest, though short-lived, recessions in recent history. At its depth, the S&P fell nearly 35%, its fastest decline of that magnitude in history, as investors contemplated the potential for an economic depression.
In the face of the crisis, governments and central banks across the globe unleashed unprecedented amounts of fiscal and monetary support that not only ensured a steady flow of liquidity but helped businesses and individuals to avoid insolvency. As strict lockdowns eased, economic activity recovered sharply, with the third quarter producing some of the strongest quarter-over-quarter GDP growth on record, thus sparking a rally in global equities that saw major indices surge in excess of 50% from the lows in March until the end of the reporting period. While the pandemic is still with us, many global equity indices finished the reporting period at new all-time highs, thanks to the development of a number of vaccines that may very well end the pandemic in the new year.
Annual Shareholder Report

All told, the U.S. equity market produced a strong positive total return, with the S&P 500® Index4 up 17.46% for the reporting period. Small-caps5 underperformed, with the Russell 2000® Index6 up 13.57%. Within the large-cap space, growth outperformed value by a wide margin with the Russell 1000® Growth Index7 producing a 36.40% return compared to a modest 1.71% return for the Russell 1000® Value Index.8, 9
International markets10 also posted positive total returns, with emerging markets outperforming their developed markets. For the reporting period, emerging markets, as measured by the MSCI Emerging Markets Index,11 produced an 18.79% return, compared to a 6.69% return for developed markets, as measured by the MSCI World ex USA Index.12
Fixed Income
The reporting period had originally started out with promises of a global recovery, but it quickly transformed into the year that would drive economies into recession. In response, many global banking authorities expanded balance sheets by trillions of dollars, provided unlimited liquidity to the banking sector, and set up program after program to backstop stressed parts of the financial markets.
During the reporting period, the global financial markets can be summarized by a tale of two “walls.” On one side, there was a “wall of worry” surrounding the evolution, containment and management of the Covid-19 pandemic. However, a “wall of liquidity,” tendered by global governments and central banks, counterbalanced this pandemic from turning into another financial crisis. In essence, these two contrasting forces became the financial calculus by which global risk premiums were being determined.
While the reporting period was extremely volatile for nearly all asset classes, it ended with many major fixed-income assets classes in the black, including corporate credit markets. In fact, U.S. investment grade corporates,13 as measured by the Bloomberg Barclays U.S. Corporate Investment Grade Total Return Index,14 returned more than 9% in total return in last 12 months, and U.S. high yield bonds, as measured by the Bloomberg Barclays U.S. Corporate High Yield Total Return Index,15,16 returned more than 7% in the same period. While much of the positive returns are due to the decline in interest rates, spreads have moved toward pre-pandemic levels since the end of Q1 2020. The recovery has happened, even as Covid-19 cases continue to increase globally and more recently have resulted in a new round of lockdowns in many places across U.S. and Europe. But stronger-than-expected rebound in the economy, very supportive central banks and impressive progress made in Covid-19 vaccine development have all helped support valuations.
Internationally, the flagship global bond index, the Bloomberg Barclays Global Total Return Bond Index17 returned 8.38%. As a result of the pandemic, the European Union (EU) cast aside Maastricht rules, and country after country announced large amounts of support. The European Central Bank
Annual Shareholder Report

aggressively eased monetary policies with rate cuts, colossal amounts of asset buying and new programs, such as the Pandemic Emergency Purchase Program. Governments stepped up with material fiscal measures as well. In July, the European Commission introduced the EU Recovery Fund, which strove to finally establish fiscal unity in Europe. This initiative helped most developed bond markets18 but was particularly beneficial to European peripheral countries, like Italy and Spain, which outperformed significantly.
Although not immune to the effects of the pandemic, emerging market countries took decisive measures to help stimulate their economies during the crisis. The focal point of the pandemic, and associated containment measures, were initially focused on China; the country became the largest contributor towards the global recovery. Overall, high-frequency data, such as retail sales, investment data, and industrial output all continued to see improvement in the emerging market complex.
In prior years, the U.S. dollar (USD) offered safety, yield and growth advantages. However, in the past few months, the U.S. dollar grew more one dimensional and began to mostly offer safety. The aggressive easing from the U.S. Fed materially eroded the USD’s interest rate advantage. The U.S. dollar began to look more and more like a hedge against volatility and offered little else. Consequently, midway through the reporting period, broad USD weakness ensued as global investors began to diversify their holdings away from the USD.
Fund Performance
During the reporting period, the Fund’s security selection strategies generated mixed performance. All four of the Fund’s equity security selection strategies, Domestic Large Cap, International Developed, Domestic Small Cap and Emerging Markets, underperformed. This was somewhat offset, however, from outperformance from both the Domestic and International Bond security selection strategies.
Annual Shareholder Report

The Fund’s stock versus bond allocation detracted from relative performance.
On balance, the Fund’s three systematic macro overlay strategies, however, were additive to performance during the reporting period. The Global Equity and Global Interest Rate produced positive total returns, while the Global Currency Strategy produced negative total returns. The systematic overlay strategies invest in equity index futures, government bond futures and currency forwards to achieve the desired long/short exposures. During the period, the systematic macro overlay strategy, and thus the underlying derivatives19 positions, added 1.20% to total return.

Please see the footnotes to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the Blended Index.

The Fund’s broad-based security market indexes are the S&P 500 Index and the Bloomberg Barclays U.S. Aggregate Bond Index, which had total returns of 17.46% and 7.28%, respectively. Please see the footnotes to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the S&P 500 Index and the Bloomberg Barclays U.S. Aggregate Bond Index.

Please see the footnotes to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the MWAFA.
4
The S&P 500 Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.*
5
Small company stocks may be less liquid and subject to greater price volatility than large company stocks.
6
The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2000® Index is constructed to provide a comprehensive and unbiased small-cap barometer and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set.*
7
The Russell 1000® Growth Index measures the performance of the large cap growth segment of the US equity universe. It includes those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values.*
8
The Russell 1000® Value Index measures the performance of the large cap value segment of the US equity universe. It includes those Russell 1000® companies with lower price-to-book ratios and lower expected growth values.*
9
Value stocks may lag growth stocks in performance, particularly in late stages of a market advance.
10
International investing involves special risks including currency risk, increased volatility, political risks, and differences in auditing and other financial standards. Prices of emerging markets securities can be significantly more volatile than the prices of securities in developed countries and currency risk and political risks are accentuated in emerging markets.
11
The MSCI Emerging Markets Index captures large- and mid-cap representation across 21 Emerging Markets (EM) countries. The indexes covers approximately 85% of the free float-adjusted market capitalization in each country.*
12
The MSCI World ex USA Index captures large and mid-cap representation across 22 of 23 Developed Markets (DM) countries— excluding the United States. With 982 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country*
Annual Shareholder Report

13
Investment-grade securities are securities that are rated at least “BBB” or unrated securities of a comparable quality. Non-investment grade securities are securities that are not rated at least “BBB” or unrated securities of a comparable quality. Credit ratings are an indication of the risk that a security will default. They do not protect a security from credit risk. Lower-rated bonds typically offer higher yields to help compensate investors for the increased risk associated with them. Among these risks are lower creditworthiness, greater price volatility, more risk to principal and income that with higher-rated securities and increased possibilities of default.
14
Bloomberg Barclays U.S. Corporate Investment Grade Total Return Index measures the investment grade, fixed-rate, taxable corporate bond market. It includes USD denominated securities publicly issued by US and non-US industrial, utility and financial issuers.*
15
Bloomberg Barclays U.S. Corporate High Yield Total Return Index measures the USD-denominated, high-yield, fixed-rate corporate bond market.*
16
High-yield, lower-rated securities generally entail greater market, credit and liquidity risks than investment-grade securities and may include higher volatility and higher risk of default.
17
The Bloomberg Barclays Global Aggregate Index is a flagship measure of global investment grade debt from twenty-four local currency markets. This multi-currency benchmark includes treasury, government-related, corporate and securitized fixed-rate bonds from both developed and emerging markets issuers.*
18
Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.
19
The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments.
*
The index is unmanaged, and it is not possible to invest directly in an index.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Hermes Global Allocation Fund from November 30, 2010 to November 30, 2020, compared to a blend of indexes comprised of 60% of the MSCI All Country World Index (MSCI ACWI) and 40% of the Bloomberg Barclays Global Aggregate Index (BBGA) (the “Blended Index”),2 the Standard and Poor’s 500 Index (S&P 500),3 the Bloomberg Barclays U.S. Aggregate Bond Index (BBAB) 4 and the Morningstar World Allocation Funds Average (MWAFA).5 The Average Annual Total Return table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of November 30, 2020
■ Total returns shown for the Class A Shares include the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450).
■ Total returns shown for Class C Shares include the maximum contingent deferred sales charge of 1.00% as applicable.
The Fund offers multiple share classes whose performance may be greater than or less than its other share class(es) due to difference in sales charges and expenses. See the Average Annual Return table below for the returns of additional classes not shown in the line graph above.
Annual Shareholder Report

Average Annual Total Returns for the Period Ended 11/30/2020
(returns reflect all applicable sales charges and contingent deferred sales charges as specified below in footnote #1)
	1 Year	5 Years	10 Years
Class A Shares	4.63%	5.19%	5.94%
Class B Shares	4.33%	5.20%	5.86%
Class C Shares	8.87%	5.57%	5.74%
Class R Shares	10.31%	5.94%	6.10%
Institutional Shares	11.06%	6.69%	6.86%
Class R6 Shares[6]	11.04%	6.67%	6.69%
Blended Index	12.97%	8.58%	6.95%
S&P 500	17.46%	13.99%	14.19%
BBAB	7.28%	4.34%	3.71%
MWAFA	5.36%	5.83%	5.60%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1
Represents a hypothetical investment of $10,000 in the Fund after deducting applicable sales charges: for Class A Shares, the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450); for Class B Shares, the maximum contingent deferred sales charge is 5.50% on any redemption of shares held up to one year from the purchase date; for Class C Shares, the maximum contingent deferred sales charge is 1.00% on any redemption less than one year from the purchase date. The Fund’s performance assumes the reinvestment of all dividends and distributions. The Blended Index, S&P 500 and BBAB have been adjusted to reflect reinvestment of dividends on securities in the indexes.
2
The Blended Index is a custom blended index comprised of 60% of the MSCI ACWI and 40% of the BBGA. The MSCI ACWI captures large- and mid-cap representation across 23 developed markets countries and 23 emerging markets countries. The index covers approximately 85% of the global investable equity opportunity set. The BBGA is a measure of global investment grade debt from 24 different local currency markets. This multi-currency benchmark includes fixed-rate treasury, government-related, corporate and securitized bonds from both developed and emerging markets issuers. The indexes are not adjusted to reflect sales loads, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund’s performance. The indexes are unmanaged and, unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index.
Annual Shareholder Report

3
The S&P 500 is an unmanaged, capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is not adjusted to reflect sales loads, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
4
The BBAB is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities. The index is not adjusted to reflect sales loads, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
5
The Morningstar figures represent the average of the total returns reported by all the funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges. The Morningstar figures in the Growth of $10,000 line graph are based on historical return information published by Morningstar and reflect the return of the funds comprising the category in the year of publication. Because the funds designated by Morningstar as falling into the category can change over time, the Morningstar figures in the line graph may not match the Morningstar figures in the Average Annual Total Returns table, which reflect the return of the funds that currently comprise the category.
6
The Fund’s Class R6 Shares commenced operations on June 29, 2016. For the period prior to the commencement of operations of the Class R6 Shares, the performance information shown is for the Fund’s Class A Shares. The performance of Class A Shares has not been adjusted to reflect the expenses of Class R6 Shares since Class R6 Shares have a lower expense ratio than the expense ratio of the Class A Shares. The performance of Class A Shares has been adjusted to remove any voluntary waiver of Fund expenses related to the Class A Shares that may have occurred during the period prior to the commencement of operations of Class R6 Shares. Additionally, the performance information shown below has been adjusted to reflect the absence of sales charges applicable to Class A Shares.
Annual Shareholder Report

Portfolio of Investments Summary Tables (unaudited)
At November 30, 2020, the Fund’s portfolio composition1 was as follows:
Portfolio Composition	Percentage of Total Net Assets
Domestic Equity Securities	34.7%
International Equity Securities	30.4%
Emerging Markets Core Fund	9.3%
Foreign Debt Securities	6.8%
Corporate Debt Securities	6.7%
Federated Mortgage Core Portfolio	3.3%
U.S. Treasury and Agency Securities	1.1%
Bank Loan Core Fund	1.0%
Asset-Backed Securities	0.8%
High Yield Bond Portfolio[4]	0.8%
Project and Trade Finance Core Fund	0.8%
Collateralized Mortgage-Backed Securities	0.5%
Government Agencies	0.2%
Municipal Bond	0.1%
Mortgage-Backed Securities[2,3]	0.0%
Cash Equivalents[5]	0.9%
Purchased Options[3]	0.0%
Derivative Contracts[6]	0.7%
Other Assets and Liabilities—Net[7]	1.9%
TOTAL	100.0%
Annual Shareholder Report

At November 30, 2020, the Fund’s sector composition8 of the Fund’s equity holdings was as follows:
Sector Composition of Equity Holdings	Percentage of Equity Securities
Information Technology	20.1%
Financials	13.7%
Consumer Discretionary	13.3%
Industrials	12.0%
Health Care	11.5%
Communication Services	7.7%
Consumer Staples	7.4%
Materials	6.3%
Utilities	3.5%
Real Estate	2.8%
Energy	1.7%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of these security types.
2	For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by Government Sponsored Entities and adjustable rate mortgage-backed securities.
3	Represents less than 0.1%.
4	The High Yield Portfolio is a diversified portfolio of below investment grade bonds.
5	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
6
Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund’s performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract’s significance to the portfolio. More complete information regarding the Fund’s direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.

7	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
8
Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the
Adviser does not have access to the classification made by the GICS.

Annual Shareholder Report

Portfolio of Investments
November 30, 2020
Shares, Principal Amount or Contracts			Value
		COMMON STOCKS— 65.1%
		Communication Services— 5.0%
17,612		Activision Blizzard, Inc.	$1,399,802
995	[1]	Alphabet, Inc., Class A	1,745,628
979	[1]	Alphabet, Inc., Class C	1,723,765
47,884		America Movil S.A.B. de C.V.	35,753
45,966		Auto Trader Group PLC	343,019
628	[1]	CarGurus, Inc.	15,731
25,190		CenturyLink, Inc.	263,236
58	[1]	Charter Communications, Inc.	37,815
550		Cheil Communications, Inc.	10,361
19,000		China Mobile Ltd.	113,113
2,287	[1]	Cincinnati Bell, Inc.	34,785
565	[1]	Consolidated Communications Holdings, Inc.	3,164
7,311	[1]	Facebook, Inc.	2,024,928
600	[1]	Gray Television, Inc.	10,596
3,836		Hellenic Telecommunication Organization SA	63,928
397,095		HKT Trust and HKT Ltd.	517,959
660	[1]	Imax Corp.	9,788
12,700		Intouch Holdings Public Co. Ltd.	23,312
574		Kakao Corp.	191,507
4,500		Konami Corp.	234,554
9,501		LG Uplus Corp.	102,750
14,309		Mobile Telesystems, ADR	123,487
2,586	[1]	MSG Networks, Inc.	31,394
204		NCsoft Corp.	149,571
6,050		NetEase, Inc.	110,018
442	[1]	Netflix, Inc.	216,889
5,164		New York Times Co., Class A	221,587
1,600		Nexon Co., Ltd. Tokyo	48,417
960		NHN Corp.	241,430
500		Nintendo Co. Ltd.	284,033
16,670		Omnicom Group, Inc.	1,050,210
13,289		Quebecor, Inc., Class B	330,920
3,124		Scout24 Holding GmbH	238,726
638		SK Telecom Co. Ltd.	135,769
1,500		Square Enix Holdings Co. Ltd.	92,149
Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS— continued
		Communication Services— continued
6,932	[1]	Take-Two Interactive Software, Inc.	$1,251,295
604	[1]	TechTarget, Inc.	31,710
296		Tegna, Inc.	4,265
105,316		Telefonica Deutschland Holding AG	290,473
6,223		Telenet Group Holding NV	265,204
7,014		Telephone and Data System, Inc.	133,126
29,800		Tencent Holdings Ltd.	2,169,169
49,355		TIM S.A.	124,277
8,620	[1]	T-Mobile USA, Inc.	1,145,943
2,700		Toho Co. Ltd.	114,634
3,606		Verizon Communications, Inc.	217,839
20,118		Vivendi SA	604,384
14,149		Vodacom Group Ltd.	112,324
2,732	[1]	Vonage Holdings Corp.	35,134
781	[1]	Yandex N.V.	54,358
1,131	[1]	Zillow Group, Inc.	124,806
84,875	[1]	Zynga, Inc.	700,219
		TOTAL	19,559,254
		Consumer Discretionary— 8.7%
10,500		ABC-Mart, Inc.	544,307
36	[1]	Adtalem Global Education, Inc.	1,031
76,840	[1]	Alibaba Group Holding Ltd.	2,526,183
1,679	[1]	Amazon.com, Inc.	5,319,139
647		American Outdoor Brands Corp.	10,197
354	[1]	American Public Education, Inc.	10,988
256	[1]	America’s Car-Mart, Inc.	26,752
113	[1]	Asbury Automotive Group, Inc.	12,743
348,900		Asset World Corp PCL	54,711
4,907	[1]	B2W Companhia Global Do Varejo	64,481
229,500		BAIC Motor Corp. Ltd.	86,078
2,457		Bajaj Holdings & Investment Ltd.	104,749
547		Bally’s Corp.	24,303
4,379		Berkeley Group Holdings PLC	269,279
339		Big Lots, Inc.	17,516
31,106		Block (H&R), Inc.	584,793
221		Bluegreen Vacations Corp.	1,406
6,857		BorgWarner, Inc.	266,394
7,500		BYD Co. Ltd.	176,487
Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS— continued
		Consumer Discretionary— continued
5,470		Canadian Tire Corp. Ltd.	$699,050
1,426		Carriage Services, Inc.	38,801
13,500		Casio Computer Co. Ltd.	241,667
82,000		China Yuhua Education Corp. Ltd.	77,315
138		Collectors Universe, Inc.	10,647
1,586		Coway Co. Ltd.	99,550
892	[1]	CROCs, Inc.	52,530
20,995		D. R. Horton, Inc.	1,564,127
307	[1]	Deckers Outdoor Corp.	78,159
3,232	[1]	Denny’s Corp.	37,200
540		Dine Brands Global, Inc.	34,004
516		Dollar General Corp.	112,787
13,145		Dollarama, Inc.	538,067
7,402		eBay, Inc.	373,283
462	[1]	El Pollo Loco Holdings, Inc.	7,240
448	[1]	Etsy, Inc.	71,994
2,789		Evolution Gaming Group AB	238,905
93,611		Extended Stay America, Inc.	1,283,407
79,000		Formosa Taffeta Co.	84,997
24,217		Gentex Corp.	789,474
782,000	[1]	Gome Electrical Appliances Holdings Ltd.	92,958
940	[1]	Green Brick Partners, Inc.	20,464
303		Group 1 Automotive, Inc.	35,999
175		Hermes International	170,172
6,595		Home Depot, Inc.	1,829,519
143,000		Home Product Center Public Co. Ltd.	69,334
84		Hyundai Mobis	18,582
227		Hyundai Motor Co.	37,387
10,300		Iida Group Holdings Co. Ltd.	205,821
8,400		Industria de Diseno Textil SA	278,323
607		Jack in the Box, Inc.	55,838
30,146		JD Sports Fashion PLC	312,627
7,010	[1]	JD.com, Inc.	301,540
178		Johnson Outdoors, Inc., Class A	14,881
3,159	[1]	Jubilant Foodworks Ltd.	104,807
5,900		Koito Manufacturing Co. Ltd.	352,912
10,386	[1]	La Francaise des Jeux SAEM	432,250
1,702	[1]	Laureate Education, Inc.	24,168
Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS— continued
		Consumer Discretionary— continued
392		LCI Industries	$49,306
780		Lennar Corp., Class A	59,171
2,492		Lennar Corp., Class B	151,264
27,000		Li Ning Co. Ltd.	146,823
5,362		Lowe’s Cos., Inc.	835,507
182		M.D.C. Holdings, Inc.	8,785
13,037		Magna International, Inc.	799,466
2,827	[1]	Magnite, Inc.	53,713
337		Marine Products Corp.	5,197
598		Marriott Vacations Worldwide Corp.	76,143
20,900	[1,2]	Meituan	784,354
492	[1]	Meritage Corp.	44,354
1,729		Michelin, Class B	214,656
158		Murphy USA, Inc.	20,256
1,873		Naspers Ltd., Class N	377,162
47,466		Newell Brands, Inc.	1,009,127
5,556		Next PLC	484,434
12,100		Nikon Corp.	74,610
928		ODP Corp./The	26,606
123		Pandora A/S	12,277
466		Patrick Industries, Inc.	29,377
876	[1]	Perdoceo Education Corp.	9,934
2,569		Persimmon PLC	90,757
31,686		Petrobras Distribuidora SA	121,423
31,107		Peugeot SA	729,468
4,098	[1]	Prosus NV	442,638
1,212		Pulte Group, Inc.	52,880
1,001	[1]	Purple Innovation, Inc.	29,850
911		Rent-A-Center, Inc.	30,810
183	[1]	RH	82,928
15,600		Sega Sammy Holdings, Inc.	218,277
22,900		Sekisui House Ltd.	410,095
4,000		Shimamura Co. Ltd.	413,244
400		Shimano, Inc.	94,860
1,037	[1]	Signet Jewelers Ltd.	31,411
102		Sonic Automotive, Inc.	4,119
21	[1]	Stamps.com, Inc.	3,937
807		Standard Motor Products, Inc.	37,356
Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS— continued
		Consumer Discretionary— continued
12,300		Stanley Electric Co. Ltd.	$359,753
4,900		Subaru Corp.	96,448
3,200		Suzuki Motor Corp.	170,372
9,072	[1]	Terminix Global Holdings, Inc.	444,800
4,095	[1]	Tesla, Inc.	2,324,322
29,999		The Wendy’s Co.	659,678
495		Thor Industries, Inc.	47,772
173	[1]	TopBuild Corp.	30,142
10,721	[1]	Via Varejo SA	35,521
363	[1]	WW International, Inc.	10,712
2,497		Wyndham Destinations, Inc.	105,024
7,207		Wyndham Hotels & Resorts, Inc.	414,403
632		Yum China Holding, Inc.	35,632
14,500		Zhongsheng Group Holdings	108,352
201	[1]	Zumiez, Inc.	7,455
		TOTAL	33,809,284
		Consumer Staples— 4.8%
11,460		Albertsons Cos., Inc.	183,704
3,824		Alimentation Couche-Tard, Inc., Class B	126,996
35,344		Altria Group, Inc.	1,407,751
70,981		Ambev SA	185,223
46,373		Becle SA de CV	108,462
12,651		BIM Birlesik Magazalar AS	113,071
933	[1]	BJ’s Wholesale Club Holdings, Inc.	38,244
2,043		Britannia Industries	97,454
12,160		Brown-Forman Corp.	896,557
383		Calavo Growers, Inc.	27,434
1,303		Carlsberg A/S, Class B	193,373
76,200		Charoen Pokphand Foods Public Co. Ltd.	71,952
20,000		China Resources Enterprises Ltd.	148,137
299		CJ CheilJedang Corp.	97,839
6,895		Clicks Group, Ltd.	104,247
25,770		Coca-Cola Amatil Ltd.	239,360
63		Coca-Cola Bottling Co.	16,486
400		Cosmos Pharmaceutical Corp.	68,998
702		Edgewell Personal Care Co.	24,394
2,447		Empire Co. Ltd., Class A	66,964
11,500		Fraser & Neave Holdings Bhd	92,086
Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS— continued
		Consumer Staples— continued
6,930		George Weston Ltd.	$512,853
18		Gruma S.A., Class B	199
56,663		Grupo Bimbo S.A.B. de CV, Class A	119,913
5,987	[1]	Herbalife Ltd.	286,837
1,418		Hindustan Lever Ltd.	40,968
7,953		Imperial Brands PLC	144,059
84,000		Indofood CBP Sukses Makmur TBK PT	58,735
370		Ingles Markets, Inc., Class A	13,908
52,105		ITC Ltd.	135,428
33,154		JBS S.A.	143,263
940		Kimberly-Clark Corp.	130,951
69,920		Kimberly-Clark de Mexico	110,847
1,100		Kobe Bussan Co. Ltd.	38,399
1,755		Korea Tobacco & Ginseng Corp.	130,928
3,786		Kroger Co.	124,938
10,500		Lion Corp.	247,778
11,901		Loblaw Cos. Ltd.	588,315
3,476		L’Oreal SA	1,268,799
7,792	[2]	Magnit, GDR	117,581
19,298	[1]	Marico Ltd.	95,062
6,970		Metro, Inc., Class A	320,190
10,386	[1]	Monster Beverage Corp.	880,525
473		Nestle India Ltd.	108,350
13,031		Nestle S.A.	1,454,104
7,529		Nu Skin Enterprises, Inc., Class A	387,819
54,700		Osotspa PCL	65,548
3,300		Perlis Plantations Bhd	15,043
900		Pigeon Corp.	40,206
39,935	[1]	Pilgrim’s Pride Corp.	754,372
4,100		Pola Orbis Holdings, Inc.	81,531
6,508		Procter & Gamble Co.	903,766
31,600		PT Gudang Garam Tbk	94,473
193,300		PT Indofood Sukses Makmur	96,927
100,820		Puregold Price Club, Inc.	88,534
28,022	[1]	Raia Drogasil S.A.	135,209
777	[1]	Rite Aid Corp.	10,256
220		Sanfilippo (John B. & Sons), Inc.	16,326
11,900		Seven & I Holdings Co. Ltd.	375,690
Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS— continued
		Consumer Staples— continued
10,156		Shoprite Holdings Ltd.	$83,511
40,000		Standard Foods Taiwan Ltd.	87,633
4,300		Sundrug Co. Ltd.	179,944
4,000		Suntory Beverage and Food Ltd.	145,650
11,100		Thai Union Frozen Products Public Co. Ltd.	5,510
358		The Spar Group, Ltd.	4,399
56,000		Tingyi (Cayman Isln) Hldg Co.	94,611
3,300		Toyo Suisan Kaisha Ltd.	161,991
293		Turning Point Brands, Inc.	11,433
1,300		Unicharm Corp.	63,102
15,294		Unilever PLC	933,134
338		Universal Corp.	15,382
8,360		Universal Robina Corp.	24,697
138	[1]	USANA Health Sciences, Inc.	10,375
5,629		Vector Group Ltd.	63,270
33,000		Vinda International Holdings Ltd.	94,438
68,234		Wal-Mart de Mexico SAB de C.V.	179,614
7,729		WalMart, Inc.	1,180,914
54		WD 40 Co.	13,733
19,056		Woolworth’s Ltd.	517,527
1,800		Yakult Honsha Co. Ltd.	85,631
26,300		Yamazaki Baking Co. Ltd.	436,578
5,000		Yihai International Holding Ltd.	58,739
		TOTAL	18,899,178
		Energy— 1.1%
480		Cactus, Inc.	11,136
14,803		Chevron Corp.	1,290,526
60,000		China Oilfield Services Ltd.	45,011
3,000		CNOOC Ltd.	2,994
21,396	[1]	Coal India Ltd.	36,146
11,719		Devon Energy Corp.	163,949
13,416		Exxaro Resources Ltd.	102,818
1,929	[1]	Frank’s International N.V.	4,302
1,226	[1]	Green Plains, Inc.	18,120
24,402		Imperial Oil Ltd.	422,389
1,913		Liberty Oilfield Services, Inc.	17,791
3,385		National Oilwell Varco, Inc.	41,500
4,871	[1]	Nextier Oilfield Solutions, Inc.	13,639
Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS— continued
		Energy— continued
29,309		Petronet LNG Ltd.	$97,989
12,899		Phillips 66	781,421
3,740	[1]	Propetro Holding Corp.	21,580
65,300		PT United Tractors	106,519
13,700		PTT Exploration and Production Public Co.	43,129
141,900		PTT Public Co. Ltd.	185,554
12,079		Reliance Industries Ltd.	316,284
362	[1]	Renewable Energy Group, Inc.	21,025
4,579		RPC, Inc.	14,195
273		Tupras Turkiye Petrol Rafinerileri A.S.	3,168
10,540		Valero Energy Corp.	566,736
1,657		World Fuel Services Corp.	47,092
		TOTAL	4,375,013
		Financials— 8.9%
1,441		1st Source Corp.	53,778
12,124		Admiral Group PLC	461,359
15,116		Aflac, Inc.	664,046
9,975		Ageas	489,153
89,200		AIA Group Ltd.	974,336
5,257		Allianz SE	1,239,586
3,315		Allstate Corp.	339,290
7,864		Ally Financial, Inc.	233,168
643		Amalgamated Bank	8,179
1,733		American Equity Investment Life Holding Co.	45,543
3,874		Ameriprise Financial, Inc.	717,620
127,600		AMMB Holdings Bhd	103,744
3,766		Apollo Global Management LLC	164,273
1,500		Artisan Partners Asset Management, Inc.	67,500
34,855		Assicurazioni Generali SpA	594,547
10,500		AXA SA	246,053
22,223	[1]	B3 SA - Brasil Bolsa Balcao	232,833
36,773	[1]	Banco Bradesco SA	148,605
968,560		Banco de Chile	85,364
2,023,133		Banco Santander Chile SA	87,893
935	[1]	Bancorp, Inc., DE	11,033
22,147	[1]	Bandhan Bank Ltd	109,059
74,552		Bank of America Corp.	2,099,384
161,000		Bank of China Ltd.	55,874
Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS— continued
		Financials— continued
412		Bank of Marin Bancorp	$14,296
43,625		Bank of New York Mellon Corp.	1,706,610
587		Bank Pekao SA	8,843
2,397		BankUnited, Inc.	68,338
26,192		BB Seguridade Participacoes SA	139,628
299	[1]	Berkshire Hathaway, Inc., Class B	68,444
2,372		Brightsphere Investment Group, Inc.	41,984
120		Bryn Mawr Bank Corp.	3,578
18,139		BS Financial Group, Inc.	91,941
166		Camden National Corp.	5,702
183	[1]	Cannae Holdings, Inc.	7,214
1,094		Cathay Bancorp, Inc.	30,906
17,000		Chailease Holding Co. Ltd.	93,160
387,000		China Construction Bank Corp.	297,677
345,000		China Development Financial Holding Corp.	108,031
251,000		China Everbright Bank Co. Ltd.	97,699
167,000		China Galaxy Securities Co.	107,334
41,600		China International Capital Corp. Ltd.	96,380
77,000		China Life Insurance Co. Ltd.	172,516
36,000		China Merchants Bank Co. Ltd.	227,993
104,500		China Minsheng Banking Corp. Ltd.	57,130
38,948		CI Financial Corp.	510,430
49,000		CITIC Securities Co. Ltd.	110,482
352		City Holding Co.	23,123
140		CNA Financial Corp.	4,831
371		Cohen & Steers, Inc.	26,256
12,525		Daewoo Securities Co.	107,650
15,000		DBS Group Holdings Ltd.	278,126
4,111		Deutsche Boerse AG	685,345
1,389		Dime Community Bancorp, Inc.	20,071
19,078		DNB Bank ASA	344,184
2,907		Donegal Group, Inc., Class A	40,640
2,345		Dongbu Insurance Co. Ltd.	93,124
155,175		E.Sun Financial Holding Co. Ltd.	136,988
642		Eagle Bancorp, Inc.	23,613
2,461	[1]	Enova International, Inc.	51,460
7,374		EQT AB	163,642
7,572		Exor NV	523,319
Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	COMMON STOCKS— continued
	Financials— continued
93,000	Far East Horizon	$98,812
849	Farmers National Banc Corp.	10,646
3,262	First BanCorp	25,900
492	First Bancorp, Inc.	15,439
1,874	First Financial Bankshares, Inc.	62,629
8,000	First Financial Holding Co. Ltd.	5,972
2,617	First Foundation, Inc.	46,478
70,000	GF Securities Co. Ltd.	97,151
7,271	Gjensidige Forsikring ASA	158,133
2,216	Goldman Sachs Group, Inc.	510,965
940	Great-West Lifeco, Inc.	21,866
65,400	Guotai Junan Securities Co. Ltd.	96,212
31,700	Hang Seng Bank Ltd.	551,985
5,021	Hannover Rueckversicherung SE	840,418
15,238	Hargreaves Lansdown PLC	289,600
2,954	HDFC Asset Management Co Ltd.	100,673
9,000	Hong Kong Exchanges & Clearing Ltd.	447,628
25,200	Hong Leong Credit Berhad	101,465
5,538	Housing Development Finance Corp. Ltd.	167,728
132,283	Hua Nan Financial Holdings Co. Ltd.	84,277
58,200	Huatai Securities Co. Ltd.	90,594
4,289	Hyundai Marine & Fire Insurance Co.	87,045
11,502	ICICI Bank Ltd.	73,476
5,966	ICICI Lombard General Insurance Co. Ltd.	117,874
20,715	IGM Financial, Inc.	547,902
175,000	Industrial & Commercial Bank of China	109,006
1,370	Intact Financial Corp.	153,267
709	International Bancshares Corp.	22,979
157,422	Intesa Sanpaolo SpA	360,879
4,556	Investors Bancorp, Inc.	44,102
11,332	JPMorgan Chase & Co.	1,335,816
72,702	Legal & General Group PLC	244,402
9,184	LG Investment & Securities Co. Ltd.	89,439
3,665	London Stock Exchange Group PLC	395,461
2,330	LPL Investment Holdings, Inc.	211,494
606	Luther Burbank Corp.	5,957
1,726	M & T Bank Corp.	201,062
377	Meta Financial Group, Inc.	12,479
Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS— continued
		Financials— continued
362		MetroCity Bankshares, Inc.	$5,014
3,579		Mizrahi Tefahot Bank Ltd.	76,172
86,862		MMI Holdings Ltd.	87,536
8,346	[1]	Moneta Money Bank AS	24,865
33,926		Morgan Stanley	2,097,645
1,205	[1]	Mr. Cooper Group, Inc.	32,125
2,939		Muenchener Rueckversicherungs-Gesellschaft AG	818,907
951		National General Holdings Corp.	32,410
24,700		New China Life Insurance Co. Ltd.	103,025
654	[1]	Oportun Financial Corp.	11,059
11,200		ORIX Corp.	165,013
1,578		OTP Bank RT	62,406
12,100		Oversea-Chinese Banking Corp. Ltd.	90,033
90		Partners Group Holding AG	95,892
318,000		People’s Insurance, Co. (Group) of China Ltd.	100,109
23,500		Ping An Insurance (Group) Co. of China Ltd.	275,262
314		Piper Jaffray Cos., Inc.	28,941
544		PJT Partners, Inc.	37,688
218,000		Postal Savings Bank of China Co. Ltd.	122,609
20,581		Powszechna Kasa Oszczednosci Bank Polski SA	144,232
290		Preferred Bank Los Angeles, CA	10,663
5,734		Progressive Corp., OH	499,489
339	[1]	ProSight Global, Inc.	4,322
14,300		PT Bank Central Asia	31,331
15,200		PT Bank Rakyat Indonesia Tbk	4,386
1,190		QCR Holdings, Inc.	41,495
181		Republic Bancorp, Inc.	6,389
1,822		Samsung Life Insurance Co., Ltd.	117,740
7,925	[1]	SBI Life Insurance Co. Ltd.	90,374
8,594		Schroders PLC	367,970
721		ServisFirst Bancshares, Inc.	27,239
5,343		Shinhan Financial Group Co. Ltd.	155,131
1,299		Simmons 1st National Corp., Class A	25,331
12,800		Singapore Exchange Ltd.	84,875
154		Stifel Financial Corp.	10,672
10,249		Sun Life Financial Services of Canada	455,117
16,309		Swedbank AB	294,641
4,141		Swiss Re AG	377,561
Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS— continued
		Financials— continued
7,275		Synchrony Financial	$221,669
171,173		Taiwan Cooperative Financial Holding Co. Ltd.	121,980
669	[1]	Texas Capital Bancshares, Inc.	37,397
1,348		The Bank of NT Butterfield & Son Ltd.	42,678
713		The First of Long Island Corp.	11,986
8,053		The Travelers Cos., Inc.	1,044,071
19,464		U.S. Bancorp	841,039
9,000		United Overseas Bank Ltd.	149,629
135		Virtus Investment Partners, Inc.	24,149
2,156		VOYA Financial, Inc.	124,250
1,179		Washington Federal, Inc.	27,553
1,121	[1]	Watford Holdings Ltd.	38,921
51,465		Wells Fargo & Co.	1,407,568
182,160		Yuanta Financial Holding Co. Ltd.	121,873
		TOTAL	34,888,551
		Health Care— 7.5%
721	[1]	89Bio, Inc.	19,474
9,692		Abbott Laboratories	1,048,868
9,856	[1,3]	Achillion Pharmaceuticals, Inc.	4,534
120	[1]	AdaptHealth Corp.	3,583
129	[1]	Addus Homecare Corp.	12,803
14,100		Alfresa Holdings Corp.	280,518
48,000	[1]	Alibaba Health Information Technology Ltd.	141,509
976	[1]	Allovir, Inc.	38,659
5,659		Ambu A/S	188,982
609	[1]	AMN Healthcare Services, Inc.	39,682
12,895	[1]	Amneal Pharmaceuticals, Inc.	50,935
205	[1]	Amphastar Pharmaceuticals, Inc.	3,641
2,207	[1]	Annexon, Inc.	53,409
3,023	[1]	Antigenics, Inc.	11,185
1,746	[1]	Arcutis Biotherapeutics, Inc.	47,352
3,600		Asahi Intecc Co. Ltd.	131,469
3,265	[1]	Avid Bioservices, Inc.	29,777
10,773		Baxter International, Inc.	819,502
6,320	[1]	Berkeley Lights, Inc.	523,675
8,692	[1]	BioDelivery Sciences International, Inc.	33,030
3,708	[1]	BioMarin Pharmaceutical, Inc.	291,820
1,618	[1]	Bio-Rad Laboratories, Inc., Class A	871,293
Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS— continued
		Health Care— continued
1,400	[1]	CanSino Biologics, Inc.	$30,524
38	[1]	Cardiovascular Systems, Inc.	1,309
4,958	[1]	Catalyst Pharmaceutical Partners, Inc.	18,146
880	[1]	Celltrion, Inc.	272,706
1,721	[1]	Chinook Therapeutics, Inc.	24,060
771		CIGNA Corp.	161,247
9,836		Cipla Ltd.	97,967
524	[1]	Clovis Oncology, Inc.	2,578
1,166	[1]	Co-Diagnostics, Inc.	13,666
1,507		Coloplast A.S., Class B	225,117
161		CONMED Corp.	16,404
604	[1]	Corvel Corp.	54,088
7,954		CVS Health Corp.	539,202
4,474	[1]	Cytomx Therapeutics, Inc.	33,644
2,338		Divi’s Laboratories Ltd.	112,437
1,836		Dr. Reddy’s Laboratories Ltd.	119,116
18,837	[1]	Durect Corp.	34,848
3,400		Eisai Co. Ltd.	255,195
9,325		Eli Lilly & Co.	1,358,186
357		Ensign Group, Inc.	25,658
17,605	[1]	Exelixis, Inc.	337,312
707	[1]	Fulgent Genetics, Inc.	31,758
8		Gedeon Richter Rt	190
148	[1]	Genmab A/S	56,869
3,902	[1]	Geron Corp.	7,277
45,087		GlaxoSmithKline PLC	825,026
154		GN Store Nord AS	12,500
2,280	[1]	Gossamer Bio, Inc.	20,155
21,900		Hartalega Holdings BHD	77,425
3,895		HCA Healthcare, Inc.	584,678
2,200		Hisamitsu Pharmaceutical Co., Inc.	128,445
348	[1]	HMS Holdings Corp.	10,934
3,800		Hoya Corp.	506,426
2,127		Humana, Inc.	851,906
1,173	[1]	IDEAYA Biosciences, Inc.	16,352
215	[1]	Integer Holdings Corp.	15,499
8,481	[1]	Ionis Pharmaceuticals, Inc.	428,545
2,962	[1]	Ironwood Pharmaceuticals, Inc.	34,122
Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS— continued
		Health Care— continued
1,869	[1]	iTeos Therapeutics, Inc.	$50,070
4,585	[1]	IVERIC Bio, Inc.	31,270
3,677		Johnson & Johnson	531,988
2,700		Kyowa Hakko Kirin Co., Ltd.	73,533
2,135	[1]	Lantheus Holdings, Inc.	28,097
350	[1]	LHC Group, Inc.	68,712
88,491		Life Healthcare Group Holdings Pte Ltd.	90,805
432	[1]	MacroGenics, Inc.	9,966
532	[1]	Magellan Health, Inc.	42,055
4,268	[1]	Magenta Therapeutics, Inc.	30,516
5,599		McKesson Corp.	1,007,316
21,500		Medipal Holdings Corp.	402,514
557	[1]	Medpace Holdings, Inc.	71,497
6,026		Medtronic PLC	685,156
27,845		Merck & Co., Inc.	2,238,460
1,423	[1]	Molecular Templates, Inc., Class THL	12,736
560	[1]	Natus Medical, Inc.	11,715
308	[1]	NextGen Healthcare, Inc.	5,464
2,494	[1]	NGM Biopharmaceuticals, Inc.	59,108
17,906		Novartis AG	1,623,983
11,027		Novo Nordisk A/S	740,592
402	[1]	Omnicell, Inc.	42,150
15,352	[1]	Opko Health, Inc.	71,233
93	[1]	OraSure Technologies, Inc.	1,116
7,159	[1]	Organogenesis Holdings, Inc.	36,869
64	[1]	Orthofix Medical, Inc.	2,353
3,418	[1]	Osmotica Pharmaceuticals PLC	20,918
483	[1]	Ovid Therapeutics, Inc.	3,304
161		Patterson Cos., Inc.	4,469
334	[1]	PetIQ, Inc.	9,613
4,717	[1]	Precision Biosciences, Inc.	58,821
6,885	[1]	Progenics Pharmaceuticals, Inc.	0
340	[1]	Progyny, Inc.	12,067
310	[1]	Providence Service Corp.	42,095
1,967	[1]	Puma Biotechnology, Inc.	22,129
13,819	[1]	Qiagen NV	665,813
519	[1]	R1 RCM, Inc.	10,525
1,720	[1]	Regeneron Pharmaceuticals, Inc.	887,572
Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS— continued
		Health Care— continued
5,079		Roche Holding AG	$1,669,230
3,728	[1]	Rubius Therapeutics, Inc.	23,375
222	[1]	Samsung Biologics Co. Ltd.	159,011
9,667		Sanofi	972,675
448		Seegene, Inc.	76,228
16,500		Shanghai Fosun Pharmaceutical Co. Ltd.	69,450
4,700		Shionogi and Co.	250,846
3,463		Siemens Healthineers AG	159,167
6,759	[1]	Siga Technologies, Inc.	46,840
287		Simulations Plus, Inc.	16,063
9,495	[1]	Spectrum Pharmaceuticals, Inc.	44,721
267		Stedim	96,530
43,700	[1]	Supermax Corporation Berhad	97,664
305	[1]	SurModics, Inc.	11,419
232	[1]	Tactile Systems Technology, Inc.	10,002
38,800		Top Glove Corp. Bhd	67,778
1,397		Torrent Pharmaceuticals Ltd.	49,364
1,420	[1]	Travere Therapeutics, Inc.	32,561
483	[1]	Triple-S Management Corp., Class B	10,824
2,020	[1]	United Therapeutics Corp.	267,933
7,330		UnitedHealth Group, Inc.	2,465,372
4,240	[1]	Vanda Pharmaceuticals, Inc.	51,770
3,713	[1]	Vertex Pharmaceuticals, Inc.	845,636
1,380	[1]	Viemed Healthcare, Inc.	13,455
7,500	[1]	WuXi PharmaTech, Inc.	74,576
576	[1]	Zynex, Inc.	8,041
		TOTAL	29,284,348
		Industrials— 7.8%
391		Acco Brands Corp.	2,995
11,196		Adecco Group AG	676,324
5,904	[1]	AerCap Holdings NV	217,031
6	[1]	Air Transport Services Group, Inc.	184
7,758		Alfa Laval AB	195,175
153,277		Alfa, S.A. de C.V., Class A	120,360
4,750		A-Living Smart City Services Co. Ltd.	20,051
9,900		Alstom SA	526,384
979		Altra Holdings, Inc.	55,568
21,900		Amada Co. Ltd.	211,463
Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS— continued
		Industrials— continued
61	[1]	American Woodmark Corp.	$5,338
3,427		Ametek, Inc.	406,202
356		Andritz AG	14,977
150		Apogee Enterprises, Inc.	3,936
662		Applied Industrial Technologies, Inc.	51,921
380		ArcBest Corp.	15,926
71		Arcosa, Inc.	3,684
12,860		Ashtead Group PLC	543,857
1,027		Astec Industries, Inc.	59,566
98,644		Aurizon Holdings Ltd.	307,927
172,000		AviChina Industry & Technology Co. Ltd.	104,244
719		AZZ, Inc.	32,060
256	[1]	BMC Stock Holdings, Inc.	12,529
8,007		Bouygues SA	317,936
302,300		BTS Group Holdings PCL	101,214
6,555		Bunzl PLC	205,830
766		Caesarstone Ltd.	9,146
3,100		Central Japan Railway Co.	396,943
140,500	[1]	China COSCO Holdings Co. Ltd., Class H	131,969
33,000		China Lesso Group Holdings Ltd.	58,996
8,000		China Railway Group Ltd.	3,939
164,000		China Southern Airlines Co. Ltd.	100,431
449	[1]	Cimpress PLC	40,244
145,000		Citic Pacific Ltd.	112,731
8,000		CK Hutchison Holdings Ltd.	57,707
514		Comfort Systems USA, Inc.	25,900
4,743		CoreLogic, Inc.	367,583
11,000		Country Garden Services Holdings Co. Ltd.	61,673
11,942		Crane Co.	830,327
541		CSW Industrials, Inc.	58,044
1,100		Daifuku Co.	127,482
2,500		Daikin Industries Ltd.	567,247
1,304		Deluxe Corp.	33,565
505		Dover Corp.	61,625
1,967		DSV Panalpina A/S	309,650
952		Eaton Corp. PLC	115,297
611	[1]	Echo Global Logistics, Inc.	17,346
530		Emcor Group, Inc.	45,675
Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS— continued
		Industrials— continued
666		Encore Wire Corp.	$34,412
20,592		Expeditors International Washington, Inc.	1,840,307
12,581		Experian PLC	444,275
1,272		FedEx Corp.	364,530
6,234		Ferguson PLC	698,322
1,029	[1]	Foundation Building Materials, Inc.	19,798
37,100		Gamuda BHD	32,504
1,209	[1]	Generac Holdings, Inc.	260,660
8,950		Genivar Income Fund	664,686
267	[1]	GMS, Inc.	8,338
5,571		Graco, Inc.	377,380
3,100		Hoshizaki Electric Co., Ltd.	305,246
391	[1]	Hub Group, Inc.	21,356
8,133		IHS Markit Ltd.	808,908
8,254		Illinois Tool Works, Inc.	1,742,337
574		Insperity, Inc.	49,077
583		Insteel Industries, Inc.	13,485
6,624		Intertek Group PLC	486,753
1,284	[1]	JELD-WEN Holding, Inc.	31,060
11,400		JGC Holdings Corp.	102,316
14,400		Kajima Corp.	189,517
4,285		Kansas City Southern Industries, Inc.	797,738
567		KForce Com, Inc.	23,275
1,632		Knorr-Bremse AG	208,663
3,215		Koc Holding A.S.	7,253
312		Kone Corp. OYJ, Class B	26,132
2,970		Korea Aerospace Industry	62,182
1,189		LG Corp.	75,996
8,600		Localiza Rent A Car SA	107,905
4,416	[1]	Lyft, Inc.	168,559
3,300		Makita Corp.	171,053
420		Marten Transport Ltd.	7,405
8,192		Masco Corp.	439,665
512	[1]	Masonite International Corp.	51,226
531	[1]	Mastec, Inc.	30,113
168		Miller Industries, Inc.	5,610
5,747	[1]	MRC Global, Inc.	33,218
1,006		Mueller Industries, Inc.	32,957
Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS— continued
		Industrials— continued
493	[1]	MYR Group, Inc.	$25,207
19,040		NIBE Industrier AB	535,493
5,805	[1]	Now, Inc.	32,392
51,400		Obayashi Corp.	453,549
1,822		Old Dominion Freight Lines, Inc.	370,522
17,153		Otis Worldwide Corp.	1,148,222
10,983		Pentair PLC	569,139
6,700		Persol Holdings Co. Ltd.	121,620
2,093		Pitney Bowes, Inc.	11,930
479		Primoris Services Corp.	11,616
1,862		Quanex Building Products Corp.	38,357
4,950		Regal Beloit Corp.	589,248
2,921		Relx PLC	67,904
25,828	[1]	Rentokil Initial PLC	170,898
178		Resources Connection, Inc.	2,156
2,001		Ritchie Bros. Auctioneers, Inc.	143,923
4,505		Roper Technologies, Inc.	1,923,635
255		Rush Enterprises, Inc.	9,774
105	[1]	Saia, Inc.	18,327
9,288		Schneider Electric SA	1,288,467
3,900		Secom Co. Ltd.	386,509
63,000		Shanghai Industrial Holdings Ltd.	93,369
4,000		Shenzhen International Holdings Ltd.	6,577
16,200		Shimizu Corp.	123,059
2,030	[1]	Siemens Energy AG	60,464
141		Simpson Manufacturing Co., Inc.	12,958
35,500		Sinotruk Hong Kong Ltd.	88,236
7,450		SKF Ab, Class B	182,887
300		SMC Corp.	190,523
5,800		Sohgo Security Services Co. Ltd.	309,298
1,922		Steelcase, Inc., Class A	23,352
422		Systemax, Inc.	12,985
13,300		Taisei Corp.	470,147
727		Terex Corp.	22,537
606		Tetra Tech, Inc.	72,266
3,930		Thomson Reuters Corp.	311,507
34,900		Toppan Printing Co. Ltd.	473,692
1,800		Toshiba Corp.	50,155
Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS— continued
		Industrials— continued
7,000		Toyota Tsusho Corp.	$240,228
1,420	[1]	TriMas Corp.	37,957
87	[1]	TriNet Group, Inc.	6,525
1		Triton International Ltd.	45
404		UFP Industries, Inc.	21,675
688		Universal Truckload Services, Inc.	14,799
159		Vestas Wind Systems A/S	32,264
4,425		Wartsila OYJ, Class B	41,510
11,742		Weg SA	161,246
54,000		Weichai Power Co. Ltd., Class H	110,466
320		Werner Enterprises, Inc.	12,797
8,324		Wolters Kluwer NV	698,442
66,000		Xinyi Solar Holdings Ltd.	118,955
126,000		Zhejiang Expressway Co. Ltd.	89,782
99,200		Zoomlion Heavy Industry Science and Technology Co., Ltd.	103,085
		TOTAL	30,603,095
		Information Technology— 13.1%
3,038	[1]	A10 Networks, Inc.	24,243
113,000		Acer Sertek, Inc.	91,928
3,717	[1]	Adobe, Inc.	1,778,473
2,500		Advantest Corp.	174,080
858	[1]	Afterpay Ltd.	59,948
1,357		American Software, Inc., Class A	22,282
2,827		Amkor Technology, Inc.	41,670
59,889		Apple, Inc.	7,129,785
19,479		Applied Materials, Inc.	1,606,628
1,848		ASML Holding N.V.	800,268
9,000		Asustek Computer, Inc.	78,718
3,222		Atos SE	294,448
5,405	[1]	Avalara, Inc.	928,309
1,005		Benchmark Electronics, Inc.	24,442
1,027		Blackbaud, Inc.	56,577
848	[1]	Box, Inc.	15,849
20,400		Brother Industries Ltd.	387,830
9,543	[1]	Cadence Design Systems, Inc.	1,109,851
4,042		Capgemini SE	558,617
453		Cass Information Systems, Inc.	19,221
1,628	[1]	CGI, Inc., Class A	120,229
Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS— continued
		Information Technology— continued
2,519	[1]	Check Point Software Technologies Ltd.	$296,436
31,000		Chicony Electronics Co. Ltd.	92,983
38,619		Cisco Systems, Inc.	1,661,389
884	[1]	Commvault Systems, Inc.	42,220
148,000		Compal Electronics, Inc.	100,287
200		Constellation Software, Inc.	247,675
187	[1]	Crowdstrike Holdings, Inc.	28,663
764		CSG Systems International, Inc.	33,142
66	[1]	Diodes, Inc.	4,485
600		Disco Corp.	191,340
4,243	[1]	Dynatrace Holdings LLC	161,319
487	[1]	eGain Corp.	5,523
337	[1]	ePlus, Inc.	28,412
552	[1]	Fabrinet	37,707
4,278	[1]	Fortinet, Inc.	527,178
3,600		Fujitsu Ltd.	501,084
1,100		Hamamatsu Photonics K.K.	61,921
11,394		Hexagon AB	943,343
18,600		Hitachi Ltd.	702,814
35,000		Hon Hai Precision Industry Co. Ltd.	101,154
466	[1]	Ichor Holdings Ltd.	14,865
23,684		Infosys Ltd.	356,618
588	[1]	Insight Enterprises, Inc.	42,030
301		InterDigital, Inc.	18,033
7,200		IT Holdings Corp.	143,449
753		KBR, Inc.	20,911
657	[1]	Kimball Electronics, Inc.	10,124
28,000		Kingboard Chemical Holdings Ltd.	107,340
57,000		Kingboard Laminates Holdings Ltd.	92,324
19,000		Kingsoft Corp. Ltd.	95,770
7,323		KLA Corp.	1,845,176
802	[1]	Lattice Semiconductor Corp.	33,564
168,000		Lenovo Group Ltd.	119,996
678		LG Innotek Co., Ltd.	95,250
61,000		Lite-On Technology Corp.	102,909
5,555		Logitech International SA	490,345
681		ManTech International Corp., Class A	52,417
413		Maximus, Inc.	29,658
Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS— continued
		Information Technology— continued
5,000		MediaTek, Inc.	$123,743
957		Methode Electronics, Inc., Class A	33,514
29,668		Microsoft Corp.	6,351,029
123	[1]	MicroStrategy, Inc., Class A	42,161
2,830	[1]	Mobile Iron, Inc.	19,923
95	[1]	Napco Security Technologies, Inc.	2,897
1,151		Nemetschek AG	90,978
668		NIC, Inc.	15,655
98		NICE Ltd.	23,890
99,312		Nokia Oyj	395,123
108	[1]	OSI Systems, Inc.	9,515
7,800		Otsuka Corp.	378,097
3,750	[1]	Paylocity Corp.	737,250
9,091	[1]	PayPal Holdings, Inc.	1,946,565
10	[1]	PC Connections, Inc.	457
48,000		Pegatron Corp.	110,063
1	[1]	Photronics, Inc.	12
18	[1]	Plexus Corp.	1,345
678		QAD, Inc.	38,870
2,845		Qualcomm, Inc.	418,699
430	[1]	Qualys, Inc.	40,854
48,000		Quanta Computer, Inc.	129,834
406	[1]	Rapid7, Inc.	30,426
10,000		Realtek Semiconductor Corp.	130,325
73,500		Ricoh Co. Ltd.	486,906
3,200		Rohm Co. Ltd.	265,267
1,558	[1]	Salesforce.com, Inc.	382,956
26,723		Samsung Electronics Co. Ltd.	1,614,346
81		Samsung SDI Co. Ltd.	39,149
91	[1]	Sanmina Corp.	2,895
1,522		SAP SE	184,721
46,000	[1]	Semiconductor Manufacturing International Corp.	129,383
856	[1]	Semtech Corp.	57,754
2,610	[1]	ServiceNow, Inc.	1,395,175
3,800		Shimadzu Corp.	135,750
1,714		SK Hynix, Inc.	151,418
474	[1]	SPS Commerce, Inc.	48,855
4,040	[1]	Square, Inc.	852,278
Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS— continued
		Information Technology— continued
14,796		STMicroelectronics N.V.	$576,022
3,600		Sumisho Computer Systems Corp.	215,378
7,700		Sunny Opitcal Technology Group Co. Ltd.	151,738
758	[1]	Synaptics, Inc.	58,950
61,000		Synnex Technology International Corp.	95,321
4,723	[1]	Synopsys, Inc.	1,074,482
129,000		Taiwan Semiconductor Manufacturing Co. Ltd	2,178,825
2,482		Tata Consultancy Services Ltd.	89,711
2,728	[1]	TeamViewer AG	129,866
903	[1]	Tenable Holdings, Inc.	32,517
25,577	[1]	Teradata Corp.	560,904
11,066		Teradyne, Inc.	1,221,022
9,473		Texas Instruments, Inc.	1,527,521
1,500		Trend Micro, Inc.	81,240
8	[1]	Tucows, Inc.	580
483	[1]	Tyler Technologies, Inc.	206,531
508	[1]	Ultra Clean Holdings, Inc.	16,073
136,000		United Microelectronics Corp.	192,029
2,616		Vishay Intertechnology, Inc.	50,646
97	[1]	Vishay Precision Group, Inc.	2,837
97,000		Wistron Corp.	101,721
307	[1]	Workiva, Inc.	23,022
2,111		Xerox Holdings Corp.	46,210
26,600	[1]	Xiaomi Corp.	91,264
16,700		Yokogawa Electric Corp.	292,782
806	[1]	Zoom Video Communications, Inc.	385,558
		TOTAL	50,984,078
		Materials— 4.1%
13,780		Amcor PLC	156,127
9,071		Anglo American PLC	267,982
3,075		Anglogold Ltd.	66,041
1,320	[1]	Arconic Corp.	36,313
68,000		Asia Cement Corp.	103,404
10,912		Berger Paints India Ltd.	94,445
28,725		BHP Billiton Ltd.	797,648
11,619		BHP Steel Ltd.	145,964
1,176		Boise Cascade Co.	50,862
7,038		Cherepovets MK Severstal	103,650
Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS— continued
		Materials— continued
122,000		China Hongqiao Group Ltd.	$106,332
240,000		China Molybdenum Co. Ltd.	112,010
90,000		China National Building Material Co. Ltd.	117,334
74,000		China Resources Cement Holdings Ltd.	91,662
435	[1]	Clearwater Paper Corp.	15,186
13,123	[1]	Companhia Vale Do Rio Doce	191,062
108		Ems-Chemie Holdings Ag	98,734
34,873		Evraz PLC	179,733
5,107	[1,3]	Ferroglobe Representation & Warranty Insurance Trust	0
5,844		FMC Corp.	677,962
1,169	[1]	Forterra, Inc.	21,685
67,532		Fortescue Metals Group Ltd.	904,197
140		Glatfelter Corp.	2,251
11,981		Gold Fields Ltd.	103,635
113		Greif, Inc.	5,571
121		Hawkins, Inc.	6,072
6,641		Impala Platinum Holdings Ltd.	69,624
75,000		Jiangxi Copper Co. Ltd.	123,013
3,117	[1]	KGHM Polska Miedz SA	123,713
6,396		Koninklijke DSM NV	1,047,913
98	[1]	Koppers Holdings, Inc.	2,653
562		Korea Kumho Petrochemical Co. Ltd.	70,792
91		L.G. Chemical Ltd.	66,035
115,000		Lee & Man Paper Manufacturing Ltd.	93,200
1,402		Louisiana-Pacific Corp.	47,990
183,148		Magnitogorsk Iron & Steel Works PJSC	102,277
9,700		Maruichi Steel Tube Ltd.	204,290
589		Materion Corp.	34,339
26,100		Mitsubishi Gas Chemical Co., Inc.	551,031
1,107		Myers Industries, Inc.	18,808
14,107		Newcrest Mining Ltd.	280,385
20,223		Newmont Corp.	1,189,517
70,000		Nine Dragons Paper Holdings Ltd.	91,414
3,300		Nissan Chemical Industries	196,400
5,600		Nitto Denko Corp.	463,188
677		Norilsk Nickel	190,846
508	[1]	Northam Platinum Ltd.	5,802
26,762		Novolipetski Metallurgicheski Komb OAO	67,381
Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS— continued
		Materials— continued
2,796	[2]	Phosagro OAO, GDR	$35,733
597		Polyus PJSC	113,073
24,500		PT Indah Kiat Pulp & Paper Corp.	15,069
105,000		PT Indocement Tunggal Prakarsa Tbk	106,444
2,400		PT Semen Gresik	1,991
4,315	[1]	Queen’s Road Capital Investment Ltd.	1,894
5,827		Rio Tinto Ltd.	433,944
14,831		Rio Tinto PLC	960,989
6,633		RPM International, Inc.	583,770
727		Scotts Miracle-Gro Co.	127,785
1,364		Sherwin-Williams Co.	1,019,767
6,500		Showa Denko KK	120,737
3,573		Sika AG	910,354
17,126		Silgan Holdings, Inc.	578,859
112,111		South32 Ltd.	197,663
237		Stepan Co.	27,530
5,400		Taiheiyo Cement Corp.	145,381
13,700		Taiwan Cement Corp.	20,637
35,000		Tosoh Corp.	548,495
2,317		Tredegar Industries, Inc.	36,632
101	[1]	UFP Technologies, Inc.	4,451
9,339		UPM - Kymmene Oyj	307,194
3,216		Va Stahl Ag	103,042
453		Worthington Industries, Inc.	23,429
140,000		Zijin Mining Group Co. Ltd.	140,412
		TOTAL	16,061,748
		Real Estate— 1.8%
66,000		Agile Group Holdings Ltd.	94,791
208		American Assets Trust, Inc.	5,968
4,757		American Tower Corp.	1,099,818
2,037		CareTrust REIT, Inc.	39,579
5,533		CatchMark Timber Trust, Inc.	53,061
93,000		China Aoyuan Group Ltd.	96,323
5,000		China Overseas Property Holdings Ltd.	3,262
4,000		China Resources Bejing Land	16,834
134,000		CIFI Holdings Group Co. Ltd.	115,330
5,816		Colony Capital, Inc.	25,125
822		CoreCivic, Inc.	5,828
Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS— continued
		Real Estate— continued
106,000		Country Garden Holdings Co.	$139,375
7,871		Crown Castle International Corp.	1,318,944
3,100		Daito Trust Construction Co. Ltd.	304,470
2,550		DiamondRock Hospitality Co.	19,176
2,327		Easterly Government Properties, Inc.	50,403
325		Equinix, Inc.	226,782
2,274		Equity Lifestyle Properties, Inc.	133,234
51,000		Evergrande Real Estate Group Limited	106,907
527	[1]	eXp World Holdings, Inc.	28,105
192,000		Franshion Properties of China Ltd.	98,524
4,076		Front Yard Residential Corp.	66,520
1,021		Geo Group, Inc.	9,648
31,280		Goodman Group	429,063
73,200		Guangzhou R&F Properties Co. Ltd.	95,491
14,398		Invitation Homes, Inc.	411,495
188,000	[1]	Kaisa Group Holdings Ltd.	99,121
1,311		Kite Realty Group Trust	18,878
68,000		KWG Property Holding Ltd.	93,198
14,200		Land & Houses Public Co. Ltd.	3,655
4,659		Lexington Realty Trust	47,568
59,000		Logan Group Co. Ltd.	98,333
24,500		Longfor Properties	159,171
152,000		Mapletree Commercial Trust	229,834
3,835		Mid-American Apartment Communities, Inc.	483,824
2,115		NEPI Rockcastle PLC	10,777
1,355		Newmark Group, Inc.	9,512
630		Physicians Realty Trust	10,931
1,017	[1]	Redfin Corp.	48,704
4,913		Retail Properties of America, Inc.	39,795
274,100		Robinson’s Land Corp., Class B	94,575
120,000		Seazen Group Ltd.	106,067
54,000		Shenzhen Investment Ltd.	19,640
29,500		Shimao Group Holdings Ltd.	107,601
35,000		Sunac China Holdings	133,542
1,930	[1]	Sunac Services Holdings Ltd.	2,973
297		Terreno Realty Corp.	17,208
2,198		Uniti Group, Inc.	22,595
458,000		Yuexiu Property Co., Ltd.	95,227
Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS— continued
		Real Estate— continued
130,000		Zhenro Properties Group Ltd.	$80,000
		TOTAL	7,026,785
		Utilities— 2.3%
18,064		AES Corp.	369,228
14,461		AGL Energy Ltd.	143,378
10,753		Alliant Energy Corp.	565,608
391		American States Water Co.	28,864
2,069		American Water Works Co., Inc.	317,343
424,832		AusNet Services	577,198
257		Brookfield Renewable Corp.	20,342
1,465		CEZ A.S.	31,008
431,000		CGN Power Co. Ltd.	92,389
248		Chesapeake Utilities Corp.	25,794
136,000		China Longyuan Power Group Corp.	114,712
162,000		China Power International Development Ltd.	32,512
22,000		China Resources Logic Ltd.	104,447
88,000		China Resources Power Holdings Co. Ltd.	93,637
251,281		Colbun SA	40,237
597	[1]	Companhia de Saneamento Basico do Estado de Sao Paulo	4,963
12,468		CPFL Energia SA	72,959
24,462		Endesa SA	698,694
35,181		Enel SpA	350,687
10,500		ENN Energy Holdings Ltd.	138,421
31,563		Equatorial Energia SA	128,375
79,626		Gail India Ltd.	110,354
96,800	[2]	Gulf Energy Development PCL	111,192
55,709		Iberdrola SA	759,166
10,912		Indraprastha Gas Ltd.	71,880
14,330		Manila Electric Co.	83,931
26,271		NextEra Energy, Inc.	1,933,283
897		Northwestern Corp.	52,026
1,462,027		OJSC Inter Rao Ues	98,613
339		ONE Gas, Inc.	26,842
114		Orsted A/S	20,580
269		Otter Tail Corp.	10,712
1,200		Petronas Gas	5,349
1,221		Portland General Electric Co.	50,525
23,684		Power Grid Corp of India Ltd.	61,106
Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	COMMON STOCKS— continued
	Utilities— continued
7,742	RWE AG	$321,111
5,935	Severn Trent PLC	188,835
17,362	Uniper SE	587,731
860	Unitil Corp.	35,157
15,539	Vistra Corp.	290,269
	TOTAL	8,769,458
	TOTAL COMMON STOCKS (IDENTIFIED COST $194,376,179)	254,260,792
	FOREIGN GOVERNMENTS/AGENCIES— 6.8%
	Sovereign— 6.8%
AUD 1,000,000	Australia, Government of, Sr. Unsecd. Note, Series 148, 2.750%, 11/21/2027	844,909
EUR 390,000	Belgium, Government of, Series 68, 2.250%, 6/22/2023	500,861
680,000	Belgium, Government of, Series 74, 0.800%, 6/22/2025	866,061
CAD 800,000	Canada, Government of, Bond, 3.250%, 6/1/2021	625,592
480,000	Canada, Government of, Series WL43, 5.750%, 6/1/2029	526,621
EUR 6,000	France, Government of, 0.500%, 5/25/2025	7,534
150,000	France, Government of, Bond, 4.500%, 4/25/2041	339,582
400,000	France, Government of, O.A.T., 5.500%, 4/25/2029	721,483
650,000	France, Government of, Unsecd. Note, 1.250%, 5/25/2036	934,354
300,000	France, Government of, Unsecd. Note, 1.750%, 6/25/2039	473,103
600,000	Germany, Government of, 0.250%, 2/15/2027	760,756
300,000	Germany, Government of, Bond, Series 03, 4.750%, 7/4/2034	622,040
100,000	Germany, Government of, Bond, Series 08, 4.750%, 7/4/2040	243,216
400,000	Italy, Government of, 3.750%, 5/1/2021	485,536
680,000	Italy, Government of, Sr. Unsecd. Note, 0.650%, 10/15/2023	833,769
1,000,000	Italy, Government of, Sr. Unsecd. Note, 4.750%, 9/1/2028	1,592,288
950,000	Italy, Government of, Unsecd. Note, 1.600%, 6/1/2026	1,228,894
58,000	Italy, Government of, Unsecd. Note, 3.250%, 9/1/2046	96,959
JPY 142,000,000	Japan, Government of, Sr. Unsecd. Note, Series 114, 2.100%, 12/20/2029	1,620,269
185,000,000	Japan, Government of, Sr. Unsecd. Note, Series 153, 1.300%, 6/20/2035	2,044,020
50,000,000	Japan, Government of, Sr. Unsecd. Note, Series 351, 0.100%, 6/20/2028	485,340
155,000,000	Japan, Government of, Sr. Unsecd. Note, Series 44, 1.700%, 9/20/2044	1,884,319
MXN 30,000,000	Mexico, Government of, Series M, 6.500%, 6/10/2021	1,498,542
30,000	Mexico, Government of, Series MTNA, 6.750%, 9/27/2034	41,513
EUR 450,000	Netherlands, Government of, Unsecd. Note, 2.500%, 1/15/2033	731,409
Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		FOREIGN GOVERNMENTS/AGENCIES— continued
		Sovereign— continued
EUR 150,000		Spain, Government of, 4.200%, 1/31/2037	$284,223
600,000		Spain, Government of, Sr. Unsecd. Note, 1.500%, 4/30/2027	798,547
590,000		Spain, Government of, Sr. Unsecd. Note, 1.950%, 7/30/2030	833,762
480,000		Spain, Government of, Sr. Unsecd. Note, 2.750%, 10/31/2024	645,994
GBP 200,000		United Kingdom, Government of, 2.750%, 9/7/2024	294,377
430,000		United Kingdom, Government of, 3.250%, 1/22/2044	865,604
350,000		United Kingdom, Government of, 4.250%, 12/7/2027	601,384
270,000		United Kingdom, Government of, Bond, 4.250%, 3/7/2036	550,728
350,000		United Kingdom, Government of, Unsecd. Deb., 1.625%, 10/22/2028	519,673
600,000		United Kingdom, Government of, Unsecd. Note, 1.500%, 7/22/2047	923,926
230,000		United Kingdom, Government of, Unsecd. Note, 4.250%, 6/7/2032	438,660
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $23,638,588)	26,765,848
		CORPORATE BONDS— 6.7%
		Basic Industry - Metals & Mining— 0.0%
$ 100,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 4/15/2023	107,877
		Capital Goods - Aerospace & Defense— 0.4%
350,000		Boeing Co., Sr. Unsecd. Note, 4.875%, 5/1/2025	391,097
145,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 144A, 3.844%, 5/1/2025	161,532
300,000		Leidos, Inc., Sr. Unsecd. Note, 144A, 2.300%, 2/15/2031	305,048
215,000		Leidos, Inc., Unsecd. Note, 144A, 3.625%, 5/15/2025	239,387
180,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.550%, 1/15/2026	204,607
90,000	[4]	Textron Financial Corp., Jr. Sub. Note, 144A, 1.956% (3-month USLIBOR +1.735%), 2/15/2042	64,503
		TOTAL	1,366,174
		Capital Goods - Building Materials— 0.1%
125,000		Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	137,694
130,000		Masco Corp., Sr. Unsecd. Note, 4.375%, 4/1/2026	151,902
185,000		Masco Corp., Unsecd. Note, 4.450%, 4/1/2025	212,026
		TOTAL	501,622
		Capital Goods - Construction Machinery— 0.1%
195,000		Deere & Co., Sr. Unsecd. Note, 2.750%, 4/15/2025	212,301
		Capital Goods - Diversified Manufacturing— 0.1%
30,000		General Electric Capital Corp., Note, Series MTNA, 6.750%, 3/15/2032	40,954
75,000		Lennox International, Inc., Sr. Unsecd. Note, 1.700%, 8/1/2027	75,793
260,000		Roper Technologies, Inc., Sr. Unsecd. Note, 2.000%, 6/30/2030	267,371
		TOTAL	384,118
Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS— continued
	Communications - Cable & Satellite— 0.1%
$ 120,000	Charter Communications, Inc., 4.200%, 3/15/2028	$137,878
30,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., 5.050%, 3/30/2029	36,352
265,000	Comcast Corp., Sr. Unsecd. Note, 3.100%, 4/1/2025	291,655
	TOTAL	465,885
	Communications - Media & Entertainment— 0.2%
20,000	Discovery Communications LLC, Sr. Unsecd. Note, 4.900%, 3/11/2026	23,494
70,000	Grupo Televisa S.A., Sr. Unsecd. Note, 6.125%, 1/31/2046	95,043
400,000	ViacomCBS, Inc., Sr. Unsecd. Note, 4.750%, 5/15/2025	463,619
	TOTAL	582,156
	Communications - Telecom Wireless— 0.3%
550,000	Crown Castle International Corp., Sr. Unsecd. Note, 3.250%, 1/15/2051	579,784
80,000	T-Mobile USA, Inc., Sec. Fac. Bond, 144A, 2.250%, 11/15/2031	81,326
375,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.250%, 9/17/2050	460,594
75,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.875%, 6/19/2049	98,802
	TOTAL	1,220,506
	Communications - Telecom Wirelines— 0.2%
364,000	AT&T, Inc., Sr. Unsecd. Note, 144A, 3.550%, 9/15/2055	374,390
105,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.150%, 3/22/2030	118,213
200,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.150%, 3/15/2024	221,398
	TOTAL	714,001
	Consumer Cyclical - Automotive— 0.1%
275,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.336%, 3/18/2021	276,292
70,000	General Motors Co., Sr. Unsecd. Note, 4.000%, 4/1/2025	77,445
	TOTAL	353,737
	Consumer Cyclical - Retailers— 0.4%
600,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	690,382
225,000	AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	270,907
300,000	AutoZone, Inc., Sr. Unsecd. Note, 3.250%, 4/15/2025	327,221
80,321	CVS Health Corp., Pass Thru Cert., 144A, 5.298%, 1/11/2027	85,971
185,000	O’Reilly Automotive, Inc., Sr. Unsecd. Note, 4.200%, 4/1/2030	222,384
	TOTAL	1,596,865
	Consumer Cyclical - Services— 0.1%
200,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 2.800%, 6/6/2023	210,622
130,000	Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	145,186
	TOTAL	355,808
Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS— continued
	Consumer Non-Cyclical - Food/Beverage— 0.3%
$ 115,000	Campbell Soup Co., Sr. Unsecd. Note, 2.375%, 4/24/2030	$120,640
210,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	230,489
157,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.950%, 7/15/2025	173,273
120,000	Mead Johnson Nutrition Co., Sr. Unsecd. Note, 4.125%, 11/15/2025	138,397
370,000	PepsiCo, Inc., Sr. Unsecd. Note, 3.625%, 3/19/2050	469,103
70,000	PepsiCo, Inc., Sr. Unsecd. Note, 4.450%, 4/14/2046	97,627
	TOTAL	1,229,529
	Consumer Non-Cyclical - Health Care— 0.3%
210,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 2.750%, 9/15/2029	229,671
180,000	Dentsply Sirona, Inc., Sr. Unsecd. Note, 3.250%, 6/1/2030	198,264
400,000	PerkinElmer, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2029	447,791
75,000	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 4.133%, 3/25/2025	85,312
	TOTAL	961,038
	Consumer Non-Cyclical - Pharmaceuticals— 0.1%
90,000	Gilead Sciences, Inc., Sr. Unsecd. Note, 3.650%, 3/1/2026	102,054
190,000	Zoetis, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2050	211,065
	TOTAL	313,119
	Consumer Non-Cyclical - Tobacco— 0.4%
EUR 870,000	Philip Morris International, Inc., Sr. Unsecd. Note, 2.875%, 5/14/2029	1,264,542
$ 200,000	Reynolds American, Inc., Sr. Unsecd. Note, 5.850%, 8/15/2045	256,267
	TOTAL	1,520,809
	Energy - Integrated— 0.1%
340,000	Exxon Mobil Corp., Sr. Unsecd. Note, 2.992%, 3/19/2025	371,811
100,000	Husky Energy, Inc., Sr. Unsecd. Note, 3.950%, 4/15/2022	102,801
35,000	Petro-Canada, Deb., 7.000%, 11/15/2028	43,622
	TOTAL	518,234
	Energy - Midstream— 0.1%
325,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 4.050%, 3/15/2025	349,664
80,000	MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	90,288
	TOTAL	439,952
	Energy - Refining— 0.1%
250,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 4.750%, 9/15/2044	279,289
	Financial Institution - Banking— 0.7%
100,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.875%, 4/1/2044	140,341
300,000	Bank of America Corp., Sub. Note, Series MTN, 4.000%, 1/22/2025	335,844
300,000	Citigroup, Inc., Sr. Unsecd. Note, 2.700%, 3/30/2021	302,375
250,000	Citizens Bank N.A., Sr. Unsecd. Note, Series BKNT, 3.750%, 2/18/2026	285,176
Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		CORPORATE BONDS— continued
		Financial Institution - Banking— continued
$ 250,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	$277,940
5,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.750%, 1/24/2022	5,308
100,000		JPMorgan Chase & Co., Series S, 6.750%, 8/1/2069	111,718
50,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	53,497
400,000		Morgan Stanley, 4.300%, 1/27/2045	544,418
70,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 1.794%, 2/13/2032	70,578
32,417	[3]	Regional Diversified Funding, 144A, 9.250%, 3/15/2030	21,152
230,000		Truist Financial Corp., Sr. Unsecd. Note, 2.900%, 3/3/2021	231,047
300,000		US Bancorp, Sr. Unsecd. Note, Series MTN, 1.375%, 7/22/2030	301,515
		TOTAL	2,680,909
		Financial Institution - Broker/Asset Mgr/Exchange— 0.1%
140,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	158,162
240,000		Stifel Financial Corp., Sr. Unsecd. Note, 3.500%, 12/1/2020	240,000
70,000		TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, 144A, 4.125%, 11/1/2024	79,020
		TOTAL	477,182
		Financial Institution - Finance Companies— 0.1%
210,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.950%, 2/1/2022	215,580
		Financial Institution - Insurance - Life— 0.1%
27,000		Aflac, Inc., Sr. Unsecd. Note, 6.450%, 8/15/2040	40,007
325,000		Mass Mutual Global Funding II, 144A, 2.000%, 4/15/2021	327,098
10,000		MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	17,144
105,000		Northwestern Mutual Life Insurance Co., Sr. Unsecd. Note, 144A, 3.625%, 9/30/2059	121,034
		TOTAL	505,283
		Financial Institution - Insurance - P&C— 0.1%
350,000		Nationwide Mutual Insurance Co., Sub. Note, 144A, 4.350%, 4/30/2050	410,248
30,000		Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	52,793
		TOTAL	463,041
		Financial Institution - REIT - Apartment— 0.1%
300,000		Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 6/15/2024	325,483
140,000		UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.950%, 9/1/2026	153,097
		TOTAL	478,580
Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS— continued
	Financial Institution - REIT - Office— 0.0%
$ 100,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2028	$115,518
	Financial Institution - REIT - Other— 0.1%
180,000	ProLogis LP, Sr. Unsecd. Note, 4.375%, 2/1/2029	221,790
90,000	WP Carey, Inc., Sr. Unsecd. Note, 3.850%, 7/15/2029	101,292
160,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	177,506
	TOTAL	500,588
	Financial Institution - REIT - Retail— 0.1%
400,000	Kimco Realty Corp., Sr. Unsecd. Note, 2.700%, 10/1/2030	416,836
30,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.400%, 11/1/2022	31,557
	TOTAL	448,393
	Financial Institution - REITs— 0.0%
70,000	Camden Property Trust, Sr. Unsecd. Note, 2.800%, 5/15/2030	77,108
	Foreign-Local-Government— 0.0%
50,000	Quebec, Province of, Note, Series MTNA, 7.035%, 3/10/2026	65,543
	Municipal Services— 0.1%
132,576	Army Hawaii Family Housing, 144A, 5.524%, 6/15/2050	172,340
100,000	Camp Pendleton & Quantico Housing LLC, 5.572%, 10/1/2050	122,637
	TOTAL	294,977
	Sovereign— 0.1%
JPY 30,000,000	KFW, 2.050%, 2/16/2026	322,530
	Technology— 0.6%
$ 400,000	Apple, Inc., Sr. Unsecd. Note, 2.950%, 9/11/2049	456,027
320,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, 144A, 6.020%, 6/15/2026	388,728
28,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.875%, 6/5/2024	30,836
260,000	Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	298,220
280,000	Intel Corp., Sr. Unsecd. Note, 3.400%, 3/25/2025	312,104
300,000	Keysight Technologies, Inc., 4.550%, 10/30/2024	340,063
380,000	Molex Electronics Technologies LLC, Unsecd. Note, 144A, 3.900%, 4/15/2025	391,491
	TOTAL	2,217,469
	Transportation - Airlines— 0.0%
140,000	Southwest Airlines Co., Sr. Unsecd. Note, 5.250%, 5/4/2025	159,795
	Transportation - Services— 0.1%
62,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 3.850%, 11/15/2024	68,949
160,000	United Parcel Service, Inc., Sr. Unsecd. Note, 3.900%, 4/1/2025	180,880
	TOTAL	249,829
Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS— continued
	Utility - Electric— 0.8%
$ 155,000	Berkshire Hathaway Energy Co., Sr. Unsecd. Note, 144A, 4.050%, 4/15/2025	$176,255
135,000	Consolidated Edison Co., Sr. Unsecd. Note, Series 20B, 3.950%, 4/1/2050	166,822
275,000	Electricite de France SA, Sr. Unsecd. Note, 144A, 4.500%, 9/21/2028	328,342
190,000	Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	239,571
400,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 2.650%, 9/10/2024	425,383
300,000	Exelon Corp., Sr. Unsecd. Note, 3.400%, 4/15/2026	337,332
160,000	Florida Power & Light Co., Sec. Fac. Bond, 2.850%, 4/1/2025	174,613
140,000	National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250%, 4/20/2046	155,297
200,000	NiSource Finance Corp., Sr. Unsecd. Note, 3.950%, 3/30/2048	247,373
400,000	NiSource, Inc., Sr. Unsecd. Note, 3.600%, 5/1/2030	463,370
400,000	Northeast Utilities, Sr. Unsecd. Note, Series H, 3.150%, 1/15/2025	435,238
125,000	Wisconsin Electric Power Co., Sr. Unsecd. Note, 4.300%, 12/15/2045	153,906
	TOTAL	3,303,502
	Utility - Natural Gas— 0.1%
495,000	National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	555,932
	TOTAL CORPORATE BONDS (IDENTIFIED COST $23,322,018)	26,254,779
	U.S. TREASURIES— 1.1%
	Treasury Inflation-Indexed Note— 1.1%
202,886	U.S. Treasury Inflation-Protected Notes, 0.125%, 10/15/2024	215,372
1,461,049	U.S. Treasury Inflation-Protected Notes, 0.125%, 4/15/2025	1,551,910
708,120	U.S. Treasury Inflation-Protected Notes, 0.125%, 1/15/2030	779,612
456,804	U.S. Treasury Inflation-Protected Notes, 0.125%, 7/15/2030	505,959
759,255	U.S. Treasury Inflation-Protected Notes, 0.250%, 2/15/2050	899,705
139,431	U.S. Treasury Inflation-Protected Notes, 0.625%, 1/15/2024	148,045
	TOTAL	4,100,603
	US Treasury Bond— 0.0%
3,000	United States Treasury Bond, 3.000%, 11/15/2045	3,952
	TOTAL U.S. TREASURIES (IDENTIFIED COST $4,015,815)	4,104,555
	ASSET-BACKED SECURITIES— 0.8%
	Auto Receivables— 0.3%
475,000	Santander Drive Auto Receivables Trust 2020-2, Class C, 1.460%, 9/15/2025	481,508
500,000	Toyota Auto Receivables Owner Trust 2020-B, Class A4, 1.660%, 9/15/2025	517,350
Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		ASSET-BACKED SECURITIES— continued
		Auto Receivables— continued
$ 281,724		World Omni Auto Receivables Trust 2018-B, Class A3, 2.870%, 7/17/2023	$285,866
		TOTAL	1,284,724
		Credit Card— 0.2%
700,000	[4]	Trillium Credit Card Trust II 2020-1A, Class A, 0.515% (1-month USLIBOR +0.370%), 12/26/2024	701,108
		Equipment Lease— 0.2%
300,000		CNH Equipment Trust 2020-A, Class A3, 1.160%, 6/16/2025	304,626
500,000		HPEFS Equipment Trust 2020-2A, Class C, 2.000%, 7/22/2030	501,434
		TOTAL	806,060
		Other— 0.1%
300,000		PFS Financing Corp. 2020-G, Class A, 0.970%, 2/15/2026	302,097
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $3,004,265)	3,093,989
		COMMERCIAL MORTGAGE-BACKED SECURITIES— 0.3%
		Agency Commercial Mortgage-Backed Securities— 0.3%
123,201		Federal Home Loan Mortgage Corp. REMIC, Series K055, Class A1, 2.263%, 4/25/2025	128,116
496,758		Federal Home Loan Mortgage Corp. REMIC, Series K106, Class A1, 1.783%, 5/25/2029	517,570
500,000		Federal Home Loan Mortgage Corp. REMIC, Series K737, Class A2, 2.525%, 10/25/2026	545,542
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,139,866)	1,191,228
		GOVERNMENT AGENCIES— 0.2%
		Federal Home Loan Bank System— 0.0%
200,000		Federal Home Loan Bank System Notes, 0.500%, 4/14/2025	200,743
		Federal National Mortgage Association— 0.2%
635,000		Federal National Mortgage Association Notes, 0.625%, 4/22/2025	642,205
		GOVERNMENT AGENCIES (IDENTIFIED COST $834,877)	842,948
		COLLATERALIZED MORTGAGE OBLIGATIONS— 0.2%
		Commercial Mortgage— 0.2%
255,000		Bank, Class A4, 3.488%, 11/15/2050	288,870
300,000		JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.141%, 12/15/2049	331,427
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $571,639)	620,297
Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	MUNICIPAL BOND— 0.1%
$ 250,000	New York State Dormitory Authority State Personal Income Tax Revenue (New York State Personal Income Tax Revenue Bond Fund), State Personal Income Tax Revenue Bonds (Series 2019D), 4.000%, 2/15/2037 (IDENTIFIED COST $300,912)	$298,133
	MORTGAGE-BACKED SECURITIES— 0.0%
	Federal Home Loan Mortgage Corporation REMIC— 0.0%
1,062	Federal Home Loan Mortgage Corp., Pool C00592, 7.000%, 3/1/2028	1,205
788	Federal Home Loan Mortgage Corp., Pool C00896, 7.500%, 12/1/2029	912
6	Federal Home Loan Mortgage Corp., Pool C17281, 6.500%, 11/1/2028	6
963	Federal Home Loan Mortgage Corp., Pool C19588, 6.500%, 12/1/2028	1,101
448	Federal Home Loan Mortgage Corp., Pool C25621, 6.500%, 5/1/2029	514
701	Federal Home Loan Mortgage Corp., Pool C76361, 6.000%, 2/1/2033	821
1,619	Federal Home Loan Mortgage Corp., Pool G01444, 6.500%, 8/1/2032	1,892
	TOTAL	6,451
	Federal National Mortgage Association— 0.0%
956	Federal National Mortgage Association, Pool 251697, 6.500%, 5/1/2028	1,075
4,067	Federal National Mortgage Association, Pool 252334, 6.500%, 2/1/2029	4,551
2,802	Federal National Mortgage Association, Pool 254905, 6.000%, 10/1/2033	3,279
2,488	Federal National Mortgage Association, Pool 255075, 5.500%, 2/1/2024	2,782
289	Federal National Mortgage Association, Pool 303168, 9.500%, 2/1/2025	317
186	Federal National Mortgage Association, Pool 323159, 7.500%, 4/1/2028	211
1,799	Federal National Mortgage Association, Pool 323640, 7.500%, 4/1/2029	2,035
4,149	Federal National Mortgage Association, Pool 545993, 6.000%, 11/1/2032	4,818
1,733	Federal National Mortgage Association, Pool 555272, 6.000%, 3/1/2033	2,011
1,378	Federal National Mortgage Association, Pool 713974, 5.500%, 7/1/2033	1,593
Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		MORTGAGE-BACKED SECURITIES— continued
		Federal National Mortgage Association— continued
$ 2,849		Federal National Mortgage Association, Pool 721502, 5.000%, 7/1/2033	$3,229
		TOTAL	25,901
		Government National Mortgage Association— 0.0%
4,067		Government National Mortgage Association, Pool 2796, 7.000%, 8/20/2029	4,634
2,519		Government National Mortgage Association, Pool 3040, 7.000%, 2/20/2031	2,907
6,244		Government National Mortgage Association, Pool 3188, 6.500%, 1/20/2032	7,211
8,113		Government National Mortgage Association, Pool 3239, 6.500%, 5/20/2032	9,412
138		Government National Mortgage Association, Pool 352214, 7.000%, 4/15/2023	145
1,275		Government National Mortgage Association, Pool 451522, 7.500%, 10/15/2027	1,445
767		Government National Mortgage Association, Pool 462556, 6.500%, 2/15/2028	852
250		Government National Mortgage Association, Pool 462739, 7.500%, 5/15/2028	284
94		Government National Mortgage Association, Pool 464835, 6.500%, 9/15/2028	106
1,682		Government National Mortgage Association, Pool 469699, 7.000%, 11/15/2028	1,899
1,683		Government National Mortgage Association, Pool 486760, 6.500%, 12/15/2028	1,898
113		Government National Mortgage Association, Pool 780339, 8.000%, 12/15/2023	120
1,382		Government National Mortgage Association, Pool 780453, 7.500%, 12/15/2025	1,526
1,451		Government National Mortgage Association, Pool 780584, 7.000%, 6/15/2027	1,599
		TOTAL	34,038
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $58,511)	66,390
		PURCHASED PUT OPTIONS— 0.0%
2,300,000	[1]	Morgan Stanley USD PUT/PLN CALL, Notional Amount $2,300,000, Exercise Price, $3.75, Expiration Date 1/7/2021 (IDENTIFIED COST $24,230)	29,051
		INVESTMENT COMPANIES— 16.1%
432,082		Bank Loan Core Fund	4,104,779
3,527,178		Emerging Markets Core Fund	36,224,114
Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		INVESTMENT COMPANIES— continued
3,403,332		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.08%[5]	$3,404,693
1,277,224		Federated Mortgage Core Portfolio	12,848,878
509,848	[6]	High Yield Bond Portfolio	3,191,652
363,036		Project and Trade Finance Core Fund	3,220,130
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $58,806,497)	62,994,246
		TOTAL INVESTMENT IN SECURITIES—97.4% (IDENTIFIED COST $310,093,397)[7]	380,522,256
		OTHER ASSETS AND LIABILITIES - NET—2.6%[8]	10,317,450
		TOTAL NET ASSETS—100.0%	$390,839,706
Annual Shareholder Report

At November 30, 2020, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
[1]Australia 10-Year Bond Long Futures	89	$9,716,466	December 2020	$(20,060)
[1]Canada 10-Year Bond Long Futures	14	$1,604,497	March 2021	$292
1E-Mini Russel 2000 Long Futures	65	$5,915,325	December 2020	$559,350
1FTSE JSE Top 40 Long Futures	121	$4,097,807	December 2020	$(54,117)
1FTSE/MIB Index Long Futures	122	$16,048,074	December 2020	$1,676,998
[1]Japan 10-Year Bond Long Futures	5	$7,281,130	December 2020	$(3,559)
[1]Long GILT Long Futures	136	$24,329,779	March 2021	$14,394
1S&P 500 E-Mini Long Futures	107	$19,384,120	December 2020	$1,218,103
1TOPIX Index Long Futures	10	$1,681,513	December 2020	$(22,844)
[1]United States Treasury Long Bond Long Futures	6	$1,049,437	March 2021	$(1,435)
[1]United States Treasury Notes 2-Year Long Futures	73	$16,122,164	March 2021	$4,979
Short Futures:
[1]Amsterdam Index Short Futures	41	$5,924,481	December 2020	$7,004
1CAC 40 10-Year Euro Short Futures	58	$3,811,420	December 2020	$(108,468)
1DAX Index Short Futures	6	$2,385,462	December 2020	$(5,462)
[1]Euro BTP Short Futures	2	$360,623	December 2020	$665
[1]Euro Bund Short Futures	146	$30,520,870	December 2020	$89,954
1FTSE 100 Index Short Futures	6	$503,331	December 2020	$2,762
1FTSE Taiwan Index Short Futures	23	$1,093,420	December 2020	$3,117
[1]Hang Seng Index Short Futures	11	$1,875,565	December 2020	$26,532
1IBEX 35 Index Short Futures	70	$6,732,484	December 2020	$(126,428)
1MSCI Singapore IX ETS Short Futures	132	$3,159,870	December 2020	$(11,955)
1S&P/TSX 60 IX Short Futures	30	$4,721,645	December 2020	$(60,323)
1SPI 200 Short Futures	75	$8,986,148	December 2020	$(417,902)
[1]United States Treasury Notes 10-Year Short Futures	29	$4,006,984	March 2021	$(2,081)
[1]United States Treasury Notes 5-Year Short Futures	44	$5,545,375	March 2021	$(7,512)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$2,762,004
Annual Shareholder Report

At November 30, 2020, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
12/2/2020	Barclays Bank PLC Wholesale	55,708	EUR	$65,000	$1,451
12/2/2020	Morgan Stanley	6,799,898	JPY	$65,000	$133
12/14/2020	Bank of America N.A.	55,175	EUR	$65,000	$839
12/14/2020	Citibank N.A	6,859,281	JPY	$65,000	$716
12/16/2020	Bank of America N.A.	515,320,000	CLP	$650,000	$26,688
12/16/2020	JPMorgan Chase Bank	250,000,000	CLP	$318,727	$9,558
1/11/2021	Citibank N.A	4,559,922	PLN	$1,200,000	$15,317
1/27/2021	Citibank N.A	1,600,000	EUR	1,439,116 GBP	$(8,223)
1/27/2021	JPMorgan Chase	1,000,000	EUR	$1,186,482	$8,358
1/27/2021	State Street Bank & Trust Co.	1,600,000	EUR	1,454,330 GBP	$(28,521)
1/27/2021	Bank of America N.A.	750,000	GBP	$989,232	$11,365
1/27/2021	Morgan Stanley	250,000	GBP	$328,667	$4,865
1/27/2021	State Street Bank & Trust Co.	507,575,053	JPY	$4,850,000	$17,241
1/27/2021	Morgan Stanley	7,532,181	PLN	$1,950,000	$57,668
Contracts Sold:
12/2/2020	Bank of New York Mellon	54,709	EUR	$65,000	$(260)
12/2/2020	Bank of America N.A.	6,717,867	JPY	$65,000	$653
12/14/2020	Bank of New York Mellon	54,699	EUR	$65,000	$(270)
12/14/2020	Credit Agricole CIB	6,770,706	JPY	$65,000	$132
12/16/2020	Bank of America N.A.	250,000,000	CLP	$321,833	$(6,452)
12/16/2020	Bank of America N.A.	513,320,000	CLP	$659,483	$(17,205)
1/11/2021	Citibank N.A	4,556,316	PLN	$1,200,000	$(14,356)
1/11/2021	State Street Bank & Trust Co.	5,245,634	PLN	$1,400,000	$1,926
1/27/2021	Credit Agricole CIB	1,600,000	EUR	1,441,594 GBP	$11,529
1/27/2021	Bank of America N.A.	1,000,000	GBP	$1,324,320	$(9,809)
1/27/2021	Goldman Sachs	30,576,318	MXN	$1,450,000	$(53,969)
1/27/2021	Citibank N.A	7,463,479	PLN	$1,950,000	$(39,356)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS					$(9,982)
Annual Shareholder Report

At November 30, 2020, the Fund had the following outstanding written options contracts:
Counterparty	Description	Notional Amount	Expiration Date	Exercise Price	Value
Call Options:
Morgan Stanley	EUR CALL/GBP PUT	$1,600,000	December 2020	$0.92	$(5,369)
Morgan Stanley	USD CALL/PLN PUT	$2,300,000	January 2021	$3.93	$(4,777)
(Premiums Received $31,149)					$(10,146)
Net Unrealized Appreciation/Depreciation on Futures Contracts, Foreign Exchange Contracts and the Value of Written Options Contracts is included in “Other Assets and Liabilities–Net.”
Annual Shareholder Report

[PAGE INTENTIONALLY LEFT BLANK]
Annual Shareholder Report

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with the affiliated fund holdings during the period ended November 30, 2020, were as follows:
Affiliates	Value as of 11/30/2019	Purchases at Cost	Proceeds from Sales
Bank Loan Core Fund	$2,151,295	$4,806,323	$(2,931,300)
Emerging Markets Core Fund	$39,273,404	$12,003,730	$(16,710,000)
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	$3,050,311	$91,284,323	$(90,930,259)
Federated Mortgage Core Portfolio	$21,999,566	$6,748,979	$(16,240,480)
High Yield Bond Portfolio	$3,532,228	$1,862,290	$(2,341,020)
Project and Trade Finance Core Fund	$4,911,439	$1,010,154	$(2,600,000)
TOTAL OF AFFILIATED TRANSACTIONS	$74,918,243	$117,715,799	$(131,753,059)
Annual Shareholder Report

Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 11/30/2020	Shares Held as of 11/30/2020	Dividend Income
$83,653	$(5,192)	$4,104,779	432,082	$107,424
$1,627,920	$29,060	$36,224,114	3,527,178	$1,799,280
$—	$318	$3,404,693	3,403,332	$19,316
$124,729	$216,084	$12,848,878	1,277,224	$466,718
$(55,229)	$193,383	$3,191,652	509,848	$193,109
$106,640	$(208,103)	$3,220,130	363,036	$135,649
$1,887,713	$225,550	$62,994,246	9,512,700	$2,721,496

1	Non-income-producing security.
2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or
(b) is subject to a contractual restriction on public sales. At November 30, 2020, these restricted securities amounted to $1,048,860, which represented 0.2% of total net assets.

3
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”).

4	Floating/variable note with current rate and current maturity or next reset date shown.
5	7-day net yield.
6	The High Yield Portfolio is a diversified portfolio of below investment grade bonds.
7	The cost of investments for federal tax purposes amounts to $342,459,912.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2020.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Shareholder Report

The following is a summary of the inputs used, as of November 30, 2020, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$135,528,341	$—	$4,534	$135,532,875
International	14,388,732	104,339,185	—	118,727,917
Debt Securities:
Foreign Governments/Agencies	—	26,765,848	—	26,765,848
Corporate Bonds	—	26,233,627	21,152	26,254,779
U.S. Treasuries	—	4,104,555	—	4,104,555
Asset-Backed Securities	—	3,093,989	—	3,093,989
Commercial Mortgage-Backed Securities	—	1,191,228	—	1,191,228
Government Agencies	—	842,948	—	842,948
Collateralized Mortgage Obligations	—	620,297	—	620,297
Municipal Bond	—	298,133	—	298,133
Mortgage-Backed Securities	—	66,390	—	66,390
Purchased Put Options	—	29,051	—	29,051
Investment Companies[1]	59,774,116	—	—	62,994,246
TOTAL SECURITIES	$209,691,189	$167,585,251	$25,686	$380,522,256
Other Financial Instruments
Assets
Futures Contracts	$3,604,150	$—	$—	$3,604,150
Foreign Exchange Contracts	—	168,439	—	168,439
Liabilities
Futures Contracts	(842,146)	—	—	(842,146)
Foreign Exchange Contracts	—	(178,421)	—	(178,421)
Written Options Contracts	—	(10,146)	—	(10,146)
TOTAL OTHER FINANCIAL INSTRUMENTS	$2,762,004	$(20,128)	$—	$2,741,876

1
As permitted by U.S. generally accepted accounting principles (GAAP), an Investment Company valued at $3,220,130 is measured at fair value using the net asset value (NAV) per share practical expedient and has not been categorized in the chart above but is included in the Total column.
The amount included herein is intended to permit reconciliation of the fair value classifications to the amounts presented on the Statement of Assets and Liabilities. The price of shares redeemed of Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.

Annual Shareholder Report

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
AUD	—Australian Dollar
BKNT	—Bank Notes
CAD	—Canadian Dollar
CLP	—Chilean Peso
EUR	—Euro Currency
GBP	—British Pound
GDR	—Global Depository Receipt
JPY	—Japanese Yen
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
MXN	—Mexican Peso
PLN	—Polish Zloty
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
USD	—United States Dollar
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended November 30,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$19.83	$19.08	$20.09	$17.49	$17.87
Income From Investment Operations:
Net investment income (loss)[1]	0.25	0.31	0.31	0.28	0.29
Net realized and unrealized gain (loss)	1.82	1.44	(0.99)	2.63	(0.37)
Total From Investment Operations	2.07	1.75	(0.68)	2.91	(0.08)
Less Distributions:
Distributions from net investment income	(0.27)	(0.36)	(0.33)	(0.31)	(0.29)
Distributions from net realized gain	(0.17)	(0.64)	—	—	(0.01)
Total Distributions	(0.44)	(1.00)	(0.33)	(0.31)	(0.30)
Net Asset Value, End of Period	$21.46	$19.83	$19.08	$20.09	$17.49
Total Return[2]	10.70%	9.89%	(3.46)%	16.85%	(0.68)%
Ratios to Average Net Assets:
Net expenses[3]	1.14%	1.15%	1.15%	1.14%	1.14%
Net investment income	1.28%	1.65%	1.53%	1.50%	1.65%
Expense waiver/reimbursement[4]	0.18%	0.20%	0.11%	0.18%	0.17%
Supplemental Data:
Net assets, end of period (000 omitted)	$176,368	$181,579	$146,323	$169,424	$169,443
Portfolio turnover	80%	85%	66%	58%	105%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended November 30,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$19.30	$18.60	$19.58	$17.06	$17.43
Income From Investment Operations:
Net investment income (loss)[1]	0.09	0.16	0.14	0.13	0.14
Net realized and unrealized gain (loss)	1.78	1.39	(0.96)	2.55	(0.35)
Total From Investment Operations	1.87	1.55	(0.82)	2.68	(0.21)
Less Distributions:
Distributions from net investment income	(0.11)	(0.21)	(0.16)	(0.16)	(0.15)
Distributions from net realized gain	(0.17)	(0.64)	—	—	(0.01)
Total Distributions	(0.28)	(0.85)	(0.16)	(0.16)	(0.16)
Net Asset Value, End of Period	$20.89	$19.30	$18.60	$19.58	$17.06
Total Return[2]	9.83%	8.94%	(4.20)%	15.84%	(1.46)%
Ratios to Average Net Assets:
Net expenses[3]	1.97%	1.96%	1.96%	1.95%	1.95%
Net investment income	0.46%	0.86%	0.72%	0.70%	0.85%
Expense waiver/reimbursement[4]	0.15%	0.20%	0.12%	0.20%	0.18%
Supplemental Data:
Net assets, end of period (000 omitted)	$5,809	$7,880	$9,758	$14,342	$16,037
Portfolio turnover	80%	85%	66%	58%	105%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended November 30,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$19.22	$18.52	$19.51	$17.00	$17.37
Income From Investment Operations:
Net investment income (loss)[1]	0.09	0.16	0.15	0.14	0.15
Net realized and unrealized gain (loss)	1.78	1.40	(0.96)	2.55	(0.35)
Total From Investment Operations	1.87	1.56	(0.81)	2.69	(0.20)
Less Distributions:
Distributions from net investment income	(0.12)	(0.22)	(0.18)	(0.18)	(0.16)
Distributions from net realized gain	(0.17)	(0.64)	—	—	(0.01)
Total Distributions	(0.29)	(0.86)	(0.18)	(0.18)	(0.17)
Net Asset Value, End of Period	$20.80	$19.22	$18.52	$19.51	$17.00
Total Return[2]	9.87%	9.06%	(4.20)%	15.92%	(1.44)%
Ratios to Average Net Assets:
Net expenses[3]	1.93%	1.92%	1.90%	1.89%	1.89%
Net investment income	0.50%	0.89%	0.78%	0.75%	0.91%
Expense waiver/reimbursement[4]	0.15%	0.20%	0.14%	0.21%	0.20%
Supplemental Data:
Net assets, end of period (000 omitted)	$58,092	$64,600	$64,095	$78,445	$82,845
Portfolio turnover	80%	85%	66%	58%	105%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended November 30,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$19.67	$18.94	$19.94	$17.38	$17.74
Income From Investment Operations:
Net investment income (loss)[1]	0.17	0.24	0.22	0.20	0.21
Net realized and unrealized gain (loss)	1.82	1.41	(0.98)	2.61	(0.36)
Total From Investment Operations	1.99	1.65	(0.76)	2.81	(0.15)
Less Distributions:
Distributions from net investment income	(0.19)	(0.28)	(0.24)	(0.25)	(0.20)
Distributions from net realized gain	(0.17)	(0.64)	—	—	(0.01)
Total Distributions	(0.36)	(0.92)	(0.24)	(0.25)	(0.21)
Net Asset Value, End of Period	$21.30	$19.67	$18.94	$19.94	$17.38
Total Return[2]	10.31%	9.38%	(3.86)%	16.32%	(1.12)%
Ratios to Average Net Assets:
Net expenses[3]	1.57%	1.56%	1.58%	1.57%	1.56%
Net investment income	0.85%	1.26%	1.09%	1.07%	1.24%
Expense waiver/reimbursement[4]	0.16%	0.19%	0.12%	0.18%	0.18%
Supplemental Data:
Net assets, end of period (000 omitted)	$43,197	$42,860	$43,452	$51,768	$52,430
Portfolio turnover	80%	85%	66%	58%	105%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended November 30,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$19.95	$19.19	$20.21	$17.61	$17.98
Income From Investment Operations:
Net investment income (loss)[1]	0.31	0.37	0.37	0.33	0.34
Net realized and unrealized gain (loss)	1.84	1.45	(1.00)	2.65	(0.37)
Total From Investment Operations	2.15	1.82	(0.63)	2.98	(0.03)
Less Distributions:
Distributions from net investment income	(0.33)	(0.42)	(0.39)	(0.38)	(0.33)
Distributions from net realized gain	(0.17)	(0.64)	—	—	(0.01)
Total Distributions	(0.50)	(1.06)	(0.39)	(0.38)	(0.34)
Net Asset Value, End of Period	$21.60	$19.95	$19.19	$20.21	$17.61
Total Return[2]	11.06%	10.21%	(3.21)%	17.13%	(0.37)%
Ratios to Average Net Assets:
Net expenses[3]	0.85%	0.86%	0.86%	0.85%	0.85%
Net investment income	1.58%	1.95%	1.81%	1.77%	1.95%
Expense waiver/reimbursement[4]	0.19%	0.22%	0.14%	0.20%	0.20%
Supplemental Data:
Net assets, end of period (000 omitted)	$100,317	$99,564	$95,613	$105,720	$91,167
Portfolio turnover	80%	85%	66%	58%	105%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended November 30,				Period Ended 11/30/2016[1]
	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$19.84	$19.09	$20.10	$17.51	$16.97
Income From Investment Operations:
Net investment income (loss)[2]	0.31	0.38	0.36	0.33	0.11
Net realized and unrealized gain (loss)	1.82	1.44	(0.98)	2.63	0.56
Total From Investment Operations	2.13	1.82	(0.62)	2.96	0.67
Less Distributions:
Distributions from net investment income	(0.33)	(0.43)	(0.39)	(0.37)	(0.13)
Distributions from net realized gain	(0.17)	(0.64)	—	—	—
Total Distributions	(0.50)	(1.07)	(0.39)	(0.37)	(0.13)
Net Asset Value, End of Period	$21.47	$19.84	$19.09	$20.10	$17.51
Total Return[3]	11.04%	10.26%	(3.16)%	17.14%	3.94%
Ratios to Average Net Assets:
Net expenses[4]	0.83%	0.84%	0.84%	0.83%	0.84%[5]
Net investment income	1.58%	1.97%	1.79%	1.78%	1.48%[5]
Expense waiver/reimbursement[6]	0.15%	0.19%	0.11%	0.17%	0.16%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$7,056	$6,275	$4,890	$6,243	$4,853
Portfolio turnover	80%	85%	66%	58%	105%[7]

1	Reflects operations for the period from June 29, 2016 (date of initial investment) to November 30, 2016.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended November 30, 2016.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and LiabilitiesNovember 30, 2020

Assets:
Investment in securities, at value including $62,994,246 of investment in affiliated holdings* (identified cost $310,093,397)	$380,522,256
Cash	26,191
Cash denominated in foreign currencies (identified cost $30,160)	140,475
Due from broker (Note 2)	9,389,851
Income receivable	993,064
Income receivable from affiliated holdings	216,995
Receivable for investments sold	139,676
Receivable for shares sold	137,607
Unrealized appreciation on foreign exchange contracts	168,439
Receivable for variation margin on futures contracts	77,683
Total Assets	391,812,237
Liabilities:
Payable for investments purchased	223,824
Payable for shares redeemed	182,897
Written options outstanding (premium $31,149), at value	10,146
Unrealized depreciation on foreign exchange contracts	178,421
Payable for investment adviser fee (Note 5)	5,512
Payable for administrative fee (Note 5)	839
Payable for custodian fees	50,058
Payable for auditing fees	41,272
Payable for share registration costs	22,971
Payable for transfer agent fees	48,377
Payable for portfolio accounting fees	58,950
Payable for distribution services fee (Note 5)	55,849
Payable for other service fees (Notes 2 and 5)	47,646
Accrued expenses (Note 5)	45,769
Total Liabilities	972,531
Net assets for 18,288,904 shares outstanding	$390,839,706
Net Assets Consist of:
Paid-in capital	$374,168,596
Total distributable earnings (loss)	16,671,110
Total Net Assets	$390,839,706
Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($176,367,838 ÷ 8,217,123 shares outstanding), no par value, unlimited shares authorized	$21.46
Offering price per share (100/94.50 of $21.46)	$22.71
Redemption proceeds per share	$21.46
Class B Shares:
Net asset value per share ($5,809,100 ÷ 278,027 shares outstanding), no par value, unlimited shares authorized	$20.89
Offering price per share	$20.89
Redemption proceeds per share (94.50/100 of $20.89)	$19.74
Class C Shares:
Net asset value per share ($58,092,357 ÷ 2,792,611 shares outstanding), no par value, unlimited shares authorized	$20.80
Offering price per share	$20.80
Redemption proceeds per share (99.00/100 of $20.80)	$20.59
Class R Shares:
Net asset value per share ($43,197,151 ÷ 2,028,217 shares outstanding), no par value, unlimited shares authorized	$21.30
Offering price per share	$21.30
Redemption proceeds per share	$21.30
Institutional Shares:
Net asset value per share ($100,317,142 ÷ 4,644,351 shares outstanding), no par value, unlimited shares authorized	$21.60
Offering price per share	$21.60
Redemption proceeds per share	$21.60
Class R6 Shares:
Net asset value per share ($7,056,118 ÷ 328,575 shares outstanding), no par value, unlimited shares authorized	$21.47
Offering price per share	$21.47
Redemption proceeds per share	$21.47

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of OperationsYear Ended November 30, 2020

Investment Income:
Dividends (including $2,721,496 received from affiliated holdings* and net of foreign taxes withheld of $348,954)	$7,762,470
Interest	1,389,144
TOTAL INCOME	9,151,614
Expenses:
Investment adviser fee (Note 5)	2,505,298
Administrative fee (Note 5)	307,761
Custodian fees	251,534
Transfer agent fees (Note 2)	611,939
Directors’/Trustees’ fees (Note 5)	8,849
Auditing fees	32,840
Legal fees	10,861
Portfolio accounting fees	177,379
Distribution services fee (Note 5)	683,010
Other service fees (Notes 2 and 5)	583,006
Share registration costs	90,019
Printing and postage	51,761
Miscellaneous (Note 5)	44,810
TOTAL EXPENSES	5,359,067
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(574,158)
Reimbursement of other operating expenses (Notes 2 and 5)	(85,561)
TOTAL WAIVER AND REIMBURSEMENTS	(659,719)
Net expenses	4,699,348
Net investment income	4,452,266
Annual Shareholder Report

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions, Foreign Exchange Contracts, Futures Contracts and Written Options:
Net realized gain on investments (including foreign taxes withheld of $(7,672))(including net realized gain of $225,550 on sales of investments in affiliated holdings*)	$3,017,287
Net realized loss on foreign currency transactions	(96,202)
Net realized loss on foreign exchange contracts	(2,026,150)
Net realized gain on futures contracts	2,682,260
Net realized gain on written options	134,788
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $1,887,713 on investments in affiliated holdings*)	24,173,842
Net change in unrealized appreciation/depreciation of translation of assets and liabilities in foreign currency	232,432
Net change in unrealized depreciation of foreign exchange contracts	422,118
Net change in unrealized depreciation of futures contracts	3,500,384
Net change in unrealized depreciation of written options	11,881
Net realized and unrealized gain (loss) on investments, foreign currency transactions, foreign exchange contracts, futures contracts and written options	32,052,640
Change in net assets resulting from operations	$36,504,906

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets

Year Ended November 30	2020	2019
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,452,266	$5,622,698
Net realized gain (loss)	3,711,983	4,283,789
Net change in unrealized appreciation/depreciation	28,340,657	24,919,602
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	36,504,906	34,826,089
Distributions to Shareholders:
Class A Shares	(3,969,357)	(7,774,878)
Class B Shares	(109,370)	(430,895)
Class C Shares	(945,503)	(2,912,985)
Class R Shares	(772,607)	(2,130,402)
Institutional Shares	(2,487,363)	(5,014,766)
Class R6 Shares	(161,733)	(282,719)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(8,445,933)	(18,546,645)
Share Transactions:
Proceeds from sale of shares	47,728,914	45,310,579
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Absolute Return Fund	—	60,593,669
Net asset value of shares issued to shareholders in payment of distributions declared	8,069,393	17,869,165
Cost of shares redeemed	(95,775,299)	(101,425,895)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(39,976,992)	22,347,518
Change in net assets	(11,918,019)	38,626,962
Net Assets:
Beginning of period	402,757,725	364,130,763
End of period	$390,839,706	$402,757,725
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
November 30, 2020
1. ORGANIZATION
Federated Hermes Global Allocation Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund offers six classes of shares: Class A Shares, Class B Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The primary investment objective of the Fund is to provide relative safety of capital with the possibility of long-term growth of capital and income. Consideration is also given to current income.
Class B Shares are closed to new accounts, new investors and new purchases by existing shareholders (excluding reinvestment of dividends and capital gains). Class B Shares of the Fund may be exchanged for Class B Shares of any other Federated Hermes fund.
Prior to June 29, 2020, the name of the Fund was Federated Global Allocation Fund.
On August 16, 2019 , the Fund acquired all of the net assets of Federated Absolute Return Fund, an open-end investment company, in a tax-free reorganization in exchange for shares of the Fund, pursuant to a plan of reorganization approved by the Federated Absolute Return Fund’s shareholders on July 17, 2019. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Federated Absolute Return Fund was carried forward to align ongoing reporting of the Fund’s realized gains and losses with amounts distributable to shareholders for tax purposes.
For every one share of Federated Absolute Return Fund Class A Shares exchanged, a shareholder received 0.4456 shares of the Fund’s Class A Shares.
For every one share of Federated Absolute Return Fund Class B Shares exchanged, a shareholder received 0.4449 shares of the Fund’s Class B Shares.
For every one share of Federated Absolute Return Fund Class C Shares exchanged, a shareholder received 0.4438 shares of the Fund’s Class C Shares.
For every one share of Federated Absolute Return Fund Institutional Shares exchanged, a shareholder received 0.4487 shares of the Fund’s Institutional Shares.
The Fund received net assets from Federated Absolute Return Fund as a result of the tax-free reorganization as follows:
Shares of the Fund Issued	Federated Absolute Return Fund Net Assets Received	Unrealized Depreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
3,199,576	$60,593,669	$(1,606,835)	$343,566,261	$404,159,930

1	Unrealized Depreciation is included in the Net Assets Received amount shown above.
Annual Shareholder Report

Assuming the acquisition had been completed on December 1, 2018, the beginning of the annual reporting period of the Fund, the Fund’s pro forma results of operations for the year ended November 30, 2019, were as follows:
Net investment income	$6,157,164
Net realized and unrealized gain on investments	29,828,020
Net increase in net assets resulting from operations	$35,985,184
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue of the Federated Absolute Return Fund that has been included in the Fund’s Statement of Changes in Net Assets as of November 30, 2019.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures
Annual Shareholder Report

described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corp. (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
Annual Shareholder Report

■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities (TIPS) are included in interest income. Distributions of net investment income, if any, are declared
Annual Shareholder Report

and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $659,719 is disclosed in this Note 2 and Note 5. For the year ended November 30, 2020, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$255,939	$(43,245)
Class B Shares	13,293	(227)
Class C Shares	93,157	—
Class R Shares	124,500	(3,080)
Institutional Shares	121,014	(39,009)
Class R6 Shares	4,036	—
TOTAL	$611,939	$(85,561)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares, Class B Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended November 30, 2020, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$423,017
Class B Shares	16,108
Class C Shares	143,881
TOTAL	$583,006
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended November 30, 2020, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax
Annual Shareholder Report

liabilities as income tax expense in the Statement of Operations. As of November 30, 2020, tax years 2017 through 2020 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund may enter into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default.
The Fund uses credit default swaps to manage sector/asset class risks. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value”, of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund’s maximum risk of loss from counterparty credit risk, either as the protection buyer or as the
Annual Shareholder Report

protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in “Swaps, at value” on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” in the Statement of Operations.
Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the counterparty. The CCP guarantees the performance of the parties to the contract. Upon entering into centrally cleared swaps, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
At November 30, 2020, the Fund had no outstanding swap contracts for the fiscal period.
Futures Contracts
The Fund purchases and sells financial futures contracts to seek to increase return and to manage country, currency, duration, market and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $93,187,111 and $78,971,324, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts to seek to increase returns and to manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from
Annual Shareholder Report

unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amount, are listed after the Fund’s Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $1,005,397 and $855,217, respectively. This is based on the contracts held as of each month-end throughout the fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Option Contracts
The Fund buys or sells put and call options to seek to increase return and to manage country, currency and market risks. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid
Annual Shareholder Report

for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
Purchased option contracts outstanding at period-end are listed in the Fund’s Portfolio of Investments and written option contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average market value of written put and call options held by the Fund throughout the period was $6,961 and $34,116, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
The average market value of purchased put and call options held by the Fund throughout the period was $6,165 and $5,726, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional information on restricted securities, held at November 30, 2020, is as follows:
Security	Acquisition Date	Cost	Value
Gulf Energy Development PCL	6/2/2020	$116,393	$111,192
Magnit, GDR	11/4/2020	$109,789	$117,581
Meituan	7/2/2020	$484,237	$784,354
Phosagro OAO, GDR	1/3/2019	$35,493	$35,733
Annual Shareholder Report

Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Assets		Liabilities
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for variation margin on futures contracts	$75,637*		$—
Equity contracts	Receivable for variation margin on futures contracts	2,686,367*		—
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	168,439	Unrealized depreciation on foreign exchange contracts	178,421
Foreign exchange contracts		—	Written options outstanding, at value	10,146
Foreign exchange contracts	Purchased options, within Investment in securities at value	29,051		—
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$2,959,494		$188,567

*
Includes cumulative appreciation of futures contracts as reported in the footnotes to the
Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

Annual Shareholder Report

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended November 30, 2020
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures Contracts	Foreign Exchange Contracts	Purchased Options Contracts[1]	Written Options Contracts	Total
Interest rate contracts	$2,027,504	$—	$—	$—	$2,027,504
Equity contracts	654,756	—	—	—	654,756
Foreign exchange contracts	—	(2,026,150)	(31,861)	134,788	(1,923,223)
TOTAL	$2,682,260	$(2,026,150)	$(31,861)	$134,788	$759,037

1	The net realized loss on Purchased Options Contracts is found within the Net realized gain on investments on the Statement of Operations.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures Contracts	Foreign Exchange Contracts	Purchased Options Contracts[2]	Written Options Contracts	Total
Interest rate contracts	$315,071	$—	$—	$—	$315,071
Equity contracts	3,185,313	—	—	—	3,185,313
Foreign exchange contracts	—	422,118	21,525	11,881	455,524
TOTAL	$3,500,384	$422,118	$21,525	$11,881	$3,955,908

2	The net change in unrealized appreciation of Purchased Options Contracts is found within the Net change in unrealized appreciation of investments on the Statement of Operations.
As indicated above, certain derivative investments are transacted subject to MNA. These agreements permit the Fund to offset with a counterparty certain derivative payables and/or receivables with collateral held and create one single net payment in the event of default or termination of the agreement by either the Fund or the counterparty. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As of November 30, 2020, the impact of netting assets and liabilities and the collateral pledged or received based on MNA are detailed below:
Gross Amounts Not Offset In the Statement of Assets and Liabilities
Transaction	Gross Asset Derivatives Presented In Statement of Assets and Liabilities	Financial Instrument	Collateral Received	Net Amount
Foreign Exchange Contracts	$168,439	$(68,666)	$—	$99,773
TOTAL	$168,439	$(68,666)	$—	$99,773
Annual Shareholder Report

Transaction	Gross Liability Derivatives Presented In Statement of Assets and Liabilities	Financial Instrument	Collateral Received	Net Amount
Foreign Exchange Contracts	$178,421	$(68,666)	$—	$109,755
TOTAL	$178,421	$(68,666)	$—	$109,755
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Year Ended 11/30/2020		Year Ended 11/30/2019
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	547,961	$10,775,746	704,490	$13,350,974
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Absolute Return Fund	—	—	1,987,441	37,741,567
Shares issued to shareholders in payment of distributions declared	189,695	3,715,809	412,447	7,311,903
Shares redeemed	(1,679,333)	(32,548,134)	(1,615,912)	(30,642,318)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(941,677)	$(18,056,579)	1,488,466	$27,762,126
	Year Ended 11/30/2020		Year Ended 11/30/2019
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	153	$2,972	2,854	$50,358
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Absolute Return Fund	—	—	30,312	560,473
Shares issued to shareholders in payment of distributions declared	5,277	102,524	24,083	411,432
Shares redeemed	(135,616)	(2,606,720)	(173,789)	(3,199,758)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(130,186)	$(2,501,224)	(116,540)	$(2,177,495)
Annual Shareholder Report

	Year Ended 11/30/2020		Year Ended 11/30/2019
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	461,399	$8,692,424	464,276	$8,524,764
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Absolute Return Fund	—	—	413,438	7,615,504
Shares issued to shareholders in payment of distributions declared	47,622	919,740	165,458	2,821,670
Shares redeemed	(1,077,232)	(20,219,341)	(1,142,345)	(20,990,309)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(568,211)	$(10,607,177)	(99,173)	$(2,028,371)
	Year Ended 11/30/2020		Year Ended 11/30/2019
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	427,264	$8,276,723	448,896	$8,451,047
Shares issued to shareholders in payment of distributions declared	38,940	762,503	118,810	2,080,658
Shares redeemed	(616,411)	(11,819,678)	(683,854)	(12,945,514)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(150,207)	$(2,780,452)	(116,148)	$(2,413,809)
	Year Ended 11/30/2020		Year Ended 11/30/2019
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	927,522	$18,214,312	694,953	$13,283,388
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Absolute Return Fund	—	—	768,385	14,676,125
Shares issued to shareholders in payment of distributions declared	122,789	2,409,104	278,079	4,962,943
Shares redeemed	(1,396,610)	(26,889,664)	(1,732,662)	(32,854,408)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(346,299)	$(6,266,248)	8,755	$68,048
	Year Ended 11/30/2020		Year Ended 11/30/2019
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	89,680	$1,766,737	85,869	$1,650,048
Shares issued to shareholders in payment of distributions declared	8,177	159,713	15,773	280,559
Shares redeemed	(85,596)	(1,691,762)	(41,431)	(793,588)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	12,261	$234,688	60,211	$1,137,019
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(2,124,319)	$(39,976,992)	1,225,571	$22,347,518
Annual Shareholder Report

4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended November 30, 2020 and 2019, was as follows:
	2020	2019
Ordinary income	$4,957,157	$6,431,981
Long-term capital gains	$3,488,776	$12,114,664
As of November 30, 2020, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income[2]	$5,777,805
Net unrealized appreciation	$39,026,024
Capital loss carryforwards	$(28,132,719)

2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
The difference between book-basis and tax-basis net unrealized appreciation is attributable to differing treatments for defaulted securities, deferral of losses on wash sales, deferral of straddle loss, non-taxable dividends, partnership adjustments, mark-to-market on futures contracts and foreign exchange contracts and passive foreign investment company adjustments.
At November 30, 2020, the cost of investments for federal tax purposes was $342,459,912. The net unrealized appreciation of investments for federal tax purposes was $38,970,703. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $42,424,264 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,453,561. The amounts presented are inclusive of derivative contracts.
As of November 30, 2020, the Fund had a capital loss carryforward of $28,132,719 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses, retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$28,132,719	$—	$28,132,719
The Fund used capital loss carryforwards of $1,266,408 to offset capital gains realized during the year ended November 30, 2020.
At November 30, 2020, for federal income tax purposes, the Fund had $931 in straddle loss deferrals.
Annual Shareholder Report

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The advisory agreement between the Fund and the Adviser provides for an annual fee of 0.55% of the average daily net assets of the Fund plus 4.50% of gross income of the Fund, excluding gains or losses. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the year ended November 30, 2020, the Adviser voluntarily waived $572,169 of its fee and voluntarily reimbursed $85,561 of transfer agent fees. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended November 30, 2020, the Adviser reimbursed $1,989.
Certain of the Fund’s assets are managed by Federated Investment Management Company (FIMCO) (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund’s adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the year ended November 30, 2020, the Sub-Adviser earned a fee of $299,417.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended November 30, 2020, the annualized fee paid to FAS was 0.082% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Annual Shareholder Report

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class B Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
Class R Shares	0.50%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended November 30, 2020, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class B Shares	$48,326
Class C Shares	431,642
Class R Shares	203,042
TOTAL	$683,010
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended November 30, 2020, FSC retained $73,011 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended November 30, 2020, FSC retained $5,655 in sales charges from the sale of Class A Shares. FSC also retained $8,956 and $1,466 of CDSC relating to redemptions of Class B Shares and Class C Shares, respectively.
Other Service Fees
For the year ended November 30, 2020, FSSC received $71,396 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective February 1, 2021, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, dividends and other expenses related to short sales, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Class A Shares, Class B Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.14%, 1.98%, 1.93%, 1.57%, 0.85%
Annual Shareholder Report

and 0.83% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2022; or (b) the date of the Fund’s next effective Prospectus. Prior to February 1, 2021, the expense cap for the Class B Shares was 1.97%. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended November 30, 2020, were as follows:
Purchases	$249,190,882
Sales	$280,572,892
7. Line of Credit
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 24, 2020. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of an upfront fee, and its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of November 30, 2020, the Fund had no outstanding loans. During the year ended November 30, 2020, the Fund did not utilize the LOC.
Annual Shareholder Report

8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of November 30, 2020, there were no outstanding loans. During the year ended November 30, 2020, the program was not utilized.
9. RECEIVABLE FROM BANKRUPTCY TRUSTEE
The amount presented on the Statement of Assets and Liabilities, under the caption receivables for investments sold, includes net receivable proceeds of $139,676 which represents the estimated amount expected to be received from the bankruptcy trustee for certain security transactions executed through Lehman Brothers in 2008.
10. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
11. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended November 30, 2020, 91.94% of total ordinary income (including short-term capital gain) distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.
For the year ended November 30, 2020, the amount of long-term capital gains designated by the Fund was $3,488,776.
Of the ordinary income (including short-term capital gain) distributions made by the Fund during the year ended November 30, 2020, 34.81% qualify for the dividend received deduction available to corporate shareholders.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
To the Board of Trustees and Shareholders of Federated Hermes Global Allocation Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Hermes Global Allocation Fund (formerly, Federated Global Allocation Fund) (the “Fund”), as of November 30, 2020, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two year period then ended, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years or periods in the five year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of November 30, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two year period then ended, and the financial highlights for each of the years or periods in the five year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
Annual Shareholder Report

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of November 30, 2020, by correspondence with the custodian and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
January 25, 2021
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2020 to November 30, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 6/1/2020	Ending Account Value 11/30/2020	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,134.40	$6.08
Class B Shares	$1,000	$1,129.60	$10.49
Class C Shares	$1,000	$1,130.50	$10.28
Class R Shares	$1,000	$1,132.60	$8.37
Institutional Shares	$1,000	$1,136.20	$4.54
Class R6 Shares	$1,000	$1,136.00	$4.43
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.30	$5.76
Class B Shares	$1,000	$1,015.15	$9.92
Class C Shares	$1,000	$1,015.35	$9.72
Class R Shares	$1,000	$1,017.15	$7.92
Institutional Shares	$1,000	$1,020.75	$4.29
Class R6 Shares	$1,000	$1,020.85	$4.19

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.14%
Class B Shares	1.97%
Class C Shares	1.93%
Class R Shares	1.57%
Institutional Shares	0.85%
Class R6 Shares	0.83%
Annual Shareholder Report

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2020, the Trust comprised one portfolio(s), and the Federated Hermes Fund Family consisted of 41 investment companies (comprising 163 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: November 1998
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of the Funds in the Federated Hermes Fund Family; President,
Chief Executive Officer and Director, Federated Hermes, Inc.;
Chairman and Trustee, Federated Investment Management Company;
Trustee, Federated Investment Counseling; Chairman and Director,
Federated Global Investment Management Corp.; Chairman and
Trustee, Federated Equity Management Company of Pennsylvania;
Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling;
President and Chief Executive Officer, Federated Investment
Management Company, Federated Global Investment Management
Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John B. Fisher* Birth Date: May 16, 1956 Trustee Indefinite Term Began serving: May 2016
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of certain of the Funds in the Federated Hermes Fund Family;
Vice President, Federated Hermes, Inc.; President, Director/Trustee
and CEO, Federated Advisory Services Company, Federated Equity
Management Company of Pennsylvania, Federated Global Investment
Management Corp., Federated Investment Counseling, Federated
Investment Management Company; President of some of the Funds in the Federated Hermes Fund Family and Director, Federated Investors
Trust Company.
Previous Positions: President and Director of the Institutional Sales
Division of Federated Securities Corp.; President and Director of
Federated Investment Counseling; President and CEO of Passport
Research, Ltd.; Director, Edgewood Securities Corp.; Director,
Federated Services Company; Director, Federated Hermes, Inc.;
Chairman and Director, Southpointe Distribution Services, Inc. and
President, Technology, Federated Services Company.

*
Reasons for “interested” status: J. Christopher Donahue and John B. Fisher are interested due to their beneficial ownership of shares of Federated Hermes, Inc. and due to positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: October 2013
Principal Occupations: Director or Trustee, and Chair of the Board of
Directors or Trustees, of the Federated Hermes Fund Family; formerly,
Chairman and CEO, The Collins Group, Inc. (a private equity
firm) (Retired).
Other Directorships Held: Chairman of the Board of Directors,
Director, KLX Energy Services Holdings, Inc. (oilfield services); former
Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career.
Mr. Collins previously served as Chairman and CEO of The Collins
Group, Inc. (a private equity firm) and as a Director of KLX Corp.
Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of
America Corp.; Director, FleetBoston Financial Corp.; and Director,
Beth Israel Deaconess Medical Center (Harvard University
Affiliate Hospital).

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee, Chair of the Audit
Committee of the Federated Hermes Fund Family; formerly, Vice
Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee,
Equifax, Inc.; Director, Member of the Audit Committee, Haverty
Furniture Companies, Inc.; formerly, Director, Member of Governance and Compensation Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of
Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of
Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and
he previously served as an Executive Committee member of the
United States Golf Association.

Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Adjunct Professor Emerita of Law, Duquesne University
School of Law; formerly, Dean of the Duquesne University School of
Law and Professor of Law and Interim Dean of the Duquesne
University School of Law; formerly, Associate General Secretary and
Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation
(formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge
Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge
Lally-Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education
and the Supreme Court’s Appellate Court Procedural Rules
Committee. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Regent, Saint Vincent Seminary;
Member, Pennsylvania State Board of Education (public); Director,
Catholic Charities, Pittsburgh; and Director CNX Resources
Corporation (formerly known as CONSOL Energy Inc.). Judge Lally-
Green has held the positions of: Director, Auberle; Director, Epilepsy
Foundation of Western and Central Pennsylvania; Director, Ireland
Institute of Pittsburgh; Director, Saint Thomas More Society; Director
and Chair, Catholic High Schools of the Diocese of Pittsburgh, Inc.;
Director, Pennsylvania Bar Institute; Director, St. Vincent College;
Director and Chair, North Catholic High School, Inc.; and Director and
Vice Chair, Our Campaign for the Church Alive!, Inc.

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: October 2013
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Sole Proprietor, Navigator Management Company
(investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity and
Director, The Golisano Children’s Museum of Naples, Florida.
Mr. O’Neill previously served as Chief Executive Officer and President,
Managing Director and Chief Investment Officer, Fleet Investment
Advisors; President and Chief Executive Officer, Aeltus Investment
Management, Inc.; General Partner, Hellman, Jordan Management
Co., Boston, MA; Chief Investment Officer, The Putnam Companies,
Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director
and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).

Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Senior Vice President for Legal Affairs, General Counsel
and Secretary of the Board of Trustees, Duquesne University.
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Director of Risk Management and Associate General Counsel,
Duquesne University. Prior to her work at Duquesne University,
Ms. Reilly served as Assistant General Counsel of Compliance and
Enterprise Risk as well as Senior Counsel of Environment, Health and
Safety, PPG Industries.

P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Management Consultant; Retired; formerly, Senior Vice
Chancellor and Chief Legal Officer, University of Pittsburgh and
Executive Vice President and Chief Legal Officer, CONSOL Energy Inc.
(now split into two separate publicly traded companies known as
CONSOL Energy Inc. and CNX Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career.
Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western
Pennsylvania and Chairman of the Board, World Affairs Council of
Pittsburgh. Mr. Richey previously served as Chief Legal Officer and
Executive Vice President, CONSOL Energy Inc. and CNX Gas
Company; and Board Member, Ethics Counsel and Shareholder,
Buchanan Ingersoll & Rooney PC (a law firm).

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: November 1998
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director,
Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers
Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc.
(paving contractors).

OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013
Principal Occupations: Principal Financial Officer and Treasurer of the
Federated Hermes Fund Family; Senior Vice President, Federated
Administrative Services; Financial and Operations Principal for
Federated Securities Corp.; and Assistant Treasurer, Federated
Investors Trust Company. Ms. Hensler has received the Certified
Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice
President and Assistant Treasurer, Federated Investors Management
Company; Treasurer, Federated Investors Trust Company; Assistant
Treasurer, Federated Administrative Services, Federated
Administrative Services, Inc., Federated Securities Corp., Edgewood
Services, Inc., Federated Advisory Services Company, Federated
Equity Management Company of Pennsylvania, Federated Global
Investment Management Corp., Federated Investment Counseling,
Federated Investment Management Company, Passport Research,
Ltd., and Federated MDTA, LLC; Financial and Operations Principal for
Federated Securities Corp., Edgewood Services, Inc. and Southpointe
Distribution Services, Inc.

Annual Shareholder Report

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary
and Executive Vice President of the Federated Hermes Fund Family.
He is General Counsel, Chief Legal Officer, Secretary and Executive
Vice President, Federated Hermes, Inc.; Trustee and Senior Vice
President, Federated Investors Management Company; Trustee and
President, Federated Administrative Services; Director and President,
Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private
Asset Management, Inc.; Secretary, Federated Shareholder Services
Company; and Secretary, Retirement Plan Service Company of
America. Mr. Germain joined Federated Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel,
Managing Director of Mutual Fund Services, Federated Hermes, Inc.;
Senior Vice President, Federated Services Company; and Senior
Corporate Counsel, Federated Hermes, Inc.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance
Officer of the Federated Hermes Fund Family; Vice President and
Chief Compliance Officer of Federated Hermes, Inc. and Chief
Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined
Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of
Compliance Operating Officer, Federated Hermes, Inc. Prior to joining
Federated Hermes, Inc., Mr. Van Meter served at the United States
Securities and Exchange Commission in the positions of Senior
Counsel, Office of Chief Counsel, Division of Investment Management
and Senior Counsel, Division of Enforcement.

Stephen F. Auth Birth Date: September 13, 1956 101 Park Avenue 41st Floor New York, NY 10178 CHIEF INVESTMENT OFFICER Officer since: November 2002
Principal Occupations: Stephen F. Auth is Chief Investment Officer of
various Funds in the Federated Hermes Fund Family; Executive Vice
President, Federated Investment Counseling, Federated Global
Investment Management Corp. and Federated Equity Management
Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment
Management Company and Passport Research, Ltd. (investment
advisory subsidiary of Federated); Senior Vice President, Global
Portfolio Management Services Division; Senior Vice President,
Federated Investment Management Company and Passport Research,
Ltd.; Senior Managing Director and Portfolio Manager,
Prudential Investments.

Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2020
Federated Global Allocation Fund (the “Fund”)
(EFFECTIVE CLOSE OF BUSINESS ON JUNE 26, 2020, THE FUND’S NAME CHANGED TO FEDERATED HERMES GLOBAL ALLOCATION FUND)
At its meetings in May 2020 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Global Investment Management Corp. (the “Adviser”) and the investment subadvisory contract between the Adviser and Federated Investment Management Company with respect to the Fund (together, the “Contracts”) for an additional one-year term. The Board’s determination to approve the continuation of the Contracts reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to continue the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contracts. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to
Annual Shareholder Report

evaluate the Contracts, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Contracts that was presented at the May Meetings.
The Board’s consideration of the Contracts included review of materials and information covering the following matters, among others: the Adviser’s and sub-adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund”), which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and the Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. In addition, the Board received and considered information furnished by Federated Hermes on the impacts of the coronavirus (COVID-19) outbreak on Federated Hermes generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
Annual Shareholder Report

The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contracts. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Contracts to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Contracts was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contracts. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss
Annual Shareholder Report

the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contracts for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience and track record, as well as the financial resources and overall reputation of Federated Hermes and its willingness to invest in personnel and infrastructure that benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to incorporate environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC such as the liquidity risk management program rules. In addition, the Board considered the response by the Adviser to recent market conditions and considered the overall performance of the Adviser in this context. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contracts.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered the Fund’s performance in light of the overall recent market conditions. The Board considered detailed investment reports on the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings and evaluated the Adviser’s analysis of
Annual Shareholder Report

the Fund’s performance for these time periods. The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year, three-year and five-year periods ended December 31, 2019, the Fund’s performance was above the median of the relevant Performance Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contracts.
Fund Expenses
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s investors. The Board noted that the range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
Annual Shareholder Report

The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the Board received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients such as institutional separate accounts and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) and the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contracts.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board
Annual Shareholder Report

considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered the fact that, in order for the Federated Hermes Funds to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements. The Board considered Federated Hermes’ previous reductions in contractual management fees to certain Federated Hermes Funds during the prior year, including in response to the CCO’s recommendations in the prior year’s CCO Fee Evaluation Report.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered that, during the prior year, an independent consultant conducted a review of the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contracts. The Board noted the consultant’s view that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Annual Shareholder Report

Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management, trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the Federated Hermes Fund family as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. Federated Hermes, as it does throughout the year, and specifically in connection with the Board’s review of the Contracts, furnished information relative to adviser-paid fees (commonly referred to as revenue sharing). The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
Conclusions
The Board considered the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable and the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contracts by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from
Annual Shareholder Report

management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Hermes Funds.
In its determination to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the Contracts reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the Contracts was appropriate.
The Board based its determination to approve the Contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contracts reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to continue the existing arrangements.
Annual Shareholder Report

Liquidity Risk Management Program– Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Global Allocation Fund (the “Fund” and, collectively with the Federated Hermes funds, the “Federated Hermes Funds”) has adopted and implemented a liquidity risk management program (the “Program”) for the Fund. The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has approved the designation of the Fund’s investment adviser as the administrator for the Program for the Fund. Each affiliated Federated Hermes advisory subsidiary (including the Fund’s investment adviser) that serves as investment adviser to a Federated Hermes Fund (including the Fund) has been approved as the administrator of the Program for each Federated Hermes Fund they manage (each an “Administrator”). The Administrator in turn has delegated daily responsibility for the administration of the Program to multiple Liquidity Risk Management Committees (the “Committees”). The Committees, which are comprised of representatives of Enterprise Risk Management, Compliance, Investment Management and Trading, must review and assess certain information related to the liquidity of the Federated Hermes Funds, including the Fund.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2020, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from the Program’s inception on December 1, 2018 through March 31, 2020 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and
Annual Shareholder Report

effectiveness, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind and committed line of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
■ confirmation that the Fund did not utilize alternative funding sources during the Period;
■ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
■ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
■ liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the market disruptions resulting from the novel coronavirus outbreak, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Fund’s investment adviser, in its role as Administrator, collectively with the other investment advisers to the Federated Hermes Funds, concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Global Allocation Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314183104
CUSIP 314183203
CUSIP 314183302
CUSIP 314183401
CUSIP 314183500
CUSIP 314183609
G01454-01 (1/21)
© 2021 Federated Hermes, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   G. Thomas Hough and Thomas M. O'Neill.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2020 – $47,840

Fiscal year ended 2019 - $34,570

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2020 - $0

Fiscal year ended 2019 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $2,087 respectively. Fiscal year ended 2019- Audit consent fee for N-14 merger document.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2020 - $0

Fiscal year ended 2019 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2020 - $0

Fiscal year ended 2019 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate to management its responsibilities to pre-approve services performed by the independent auditor.

The Audit Committee has delegated pre-approval authority to its Chairman for services that do not exceed a specified dollar threshold. The Chairman or Chief Audit Executive will report any such pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services; with limited exception, all other audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the RIC’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain audit-related services; all other audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the RIC such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services; with limited exception, all tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of permissible services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	With respect to such services rendered to the Funds, the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the audit client to its accountant during the fiscal year in which the services are provided; and,

(2)	With respect to such services rendered to the Fund’s investment adviser and any entity controlling, controlled by to under common control with the investment adviser such as affiliated non-U.S. and U.S. funds not under the Audit Committee’s purview and which do not fall within a category of service which has been determined by the Audit Committee not to have a direct impact on the operations or financial reporting of the RIC, the aggregate amount of all services provided constitutes no more than five percent of the total amount of revenues paid to the RIC’s auditor by the RIC, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser during the fiscal year in which the services are provided; and

(3)	Such services were not recognized by the issuer or RIC at the time of the engagement to be non-audit services; and

(4)	Such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the Board of Directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services which qualify for pre-approval and which it believes are routine and recurring services, and would not impair the independence of the auditor.

The Securities and Exchange Commission’s (the “SEC”) rules and relevant guidance should be consulted to determine the precise definitions of these services and applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by the Fund’s Principal Accounting Officer and/or the Chief Audit Executive of Federated Hermes, Inc., only after those individuals have determined that the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2020 – 0%

Fiscal year ended 2019 - 0%

Percentage of services provided to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2020 – 0%

Fiscal year ended 2019 – 0%

Percentage of services provided to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2020 – 0%

Fiscal year ended 2019 – 0%

Percentage of services provided to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2020 - $30,688

Fiscal year ended 2019 - $30,129

(h)	The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Global Allocation Fund

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date January 25, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date January 25, 2021

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date January 25, 2021